Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
January 31, 2022
(Unaudited)
Shares Value
COMMON STOCKS — 89.8%
ARGENTINA — 0.3%
24,149 MercadoLibre, Inc.(a) ........... $ 27,338,117
AUSTRALIA — 2.4%
1,066,907 Adbri Ltd. .................... 2,223,943
626,517 Aeris Resources Ltd.(a) ........... 63,222
162,745 ALS Ltd. ..................... 1,366,226
100,912 Altium Ltd. ................... 2,579,721
1,107,495 Alumina Ltd. .................. 1,496,530
420,121 Ardent Leisure Group Ltd.(a) ...... 404,093
23,315 ASX Ltd. ..................... 1,382,779
85,150 AUB Group Ltd. ............... 1,406,176
614,600 Aurizon Holdings Ltd. ........... 1,537,641
276,436 Australian Clinical Labs Ltd.(a)(b) .. 1,000,918
140,436 Base Resources Ltd. ............. 32,378
848,709 BlueScope Steel Ltd. ............ 11,123,900
89,690 Brickworks Ltd. ................ 1,441,461
506,310 BWP Trust REIT ............... 1,428,036
73,520 Calix Ltd.(a) .................. 266,036
3,435 Camplify Holdings Ltd.(a) ........ 8,523
1,107 Cardno Ltd. .................. 1,357
1 Castile Resources Ltd.(a) ......... 0
897,160 Centuria Office REIT ........... 1,374,219
2,182,394 Champion Iron Ltd.(a) .......... 10,082,691
492,310 Charter Hall Retail REIT ......... 1,404,774
537,045 Charter Hall Social Infrastructure
REIT ................... 1,463,173
58,102 Clinuvel Pharmaceuticals Ltd. ..... 949,727
6,292 Cogstate Ltd.(a) ............... 7,636
199,504 Cokal Ltd.(a) .................. 21,773
2,193,870 CSR Ltd. .................... 8,739,427
5,053 DDH1 Ltd. .................. 3,735
152,051 DGL Group Ltd.(a)(b) .......... 287,952
17,785 Domino's Pizza Enterprises Ltd. .... 1,311,879
112,133 Eclipx Group Ltd.(a) ............ 167,492
14,106 Enero Group Ltd. .............. 36,498
873,915 Estia Health Ltd. ............... 1,263,536
8,358 Euroz Hartleys Group Ltd. ........ 9,798
147,247 Fenix Resources Ltd. ............ 24,630
777,616 GrainCorp Ltd. - Class A ......... 4,016,991
744,570 GWA Group Ltd. .............. 1,335,250
459,637 Hansen Technologies Ltd. ........ 1,594,787
3,045,067 Healius Ltd. .................. 9,639,322
806,371 IGO Ltd. .................... 6,822,712
1,949,207 Iluka Resources Ltd. ............ 14,494,169
519,108 Imdex Ltd. ................... 1,085,999
5,302,526 Incitec Pivot Ltd. ............... 12,415,730
607,550 Inghams Group Ltd. ............ 1,414,421
167,565 IRESS Ltd. ................... 1,355,573
71,119 IVE Group Ltd. ................ 83,153
44,075 JB Hi-Fi Ltd. .................. 1,442,106
1,438,819 Karoon Energy Ltd.(a) ........... 1,971,438
17,596 MA Financial Group Ltd. ........ 106,036
Shares Value
AUSTRALIA (continued)
364,347 MACA Ltd. .................. $ 185,325
1,033,952 Macmahon Holdings Ltd. ........ 131,950
749,872 Mayne Pharma Group Ltd.(a) ..... 133,034
295,326 McMillan Shakespeare Ltd. ....... 2,354,984
638,525 Medibank Pvt Ltd. ............. 1,399,182
107,242 Medusa Mining Ltd. ............ 48,858
23,600 Metarock Group Ltd. ............ 12,753
497,221 Mineral Resources Ltd. .......... 19,760,038
242,442 Monash IVF Group Ltd. ......... 173,605
352,823 Myer Holdings Ltd.(a) ........... 110,089
155,811 Navigator Global Investments Ltd. .. 178,140
3,330,291 New Hope Corp. Ltd. ........... 5,364,764
91,263 Nick Scali Ltd. ................ 880,684
756,720 Nine Entertainment Co. Holdings
Ltd. ..................... 1,412,220
229,375 Northern Star Resources Ltd. ...... 1,367,057
926,841 Nufarm Ltd. .................. 2,943,494
20,472 Objective Corp. Ltd. ............ 233,002
43,327 OFX Group Ltd.(a) ............. 70,872
5,079,240 Orora Ltd. ................... 12,505,867
1,009,968 OZ Minerals Ltd. .............. 17,520,050
43,589 Pact Group Holdings Ltd. ........ 72,043
26,103 PeopleIN Ltd. ................. 75,150
3,209 Pro Medicus Ltd. ............... 103,631
9,386 ReadyTech Holdings Ltd.(a) ...... 22,037
21,089 Regis Healthcare Ltd. ............ 26,306
14,254 Ridley Corp. Ltd. .............. 14,252
93,934 RPMGlobal Holdings Ltd.(a) ...... 126,944
1,303,466 Sandfire Resources Ltd. .......... 6,263,655
271,079 SEEK Ltd. ................... 5,617,624
1,861,249 Seven West Media Ltd.(a) ........ 826,265
37,539 SG Fleet Group Ltd. ............ 63,188
280,480 Sigma Healthcare Ltd. ........... 89,560
46,140 Sonic Healthcare Ltd. ........... 1,242,564
412,955 Steadfast Group Ltd. ............ 1,358,929
192,330 Suncorp Group Ltd. ............ 1,510,540
12,440 Sunland Group Ltd. ............ 24,766
5,679 Symbio Holdings Ltd. ........... 23,358
632,809 Technology One Ltd. ............ 4,734,048
448,369 Telix Pharmaceuticals Ltd.(a) ...... 2,166,602
44,505 Tuas Ltd.(a) ................... 60,403
4,028,261 Whitehaven Coal Ltd.(a) ......... 7,712,811
970 Zimplats Holdings Ltd. .......... 16,671
211,626,882
AUSTRIA — 0.1%
50,721 ANDRITZ AG ................ 2,698,538
1,852 AT&S Austria Technologie &
Systemtechnik AG .......... 85,517
33,225 Erste Group Bank AG ........... 1,552,955
16,574 EVN AG ..................... 487,886
9,020 Oesterreichische Post AG ......... 378,604
27,585 OMV AG .................... 1,688,324

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
AUSTRIA (continued)
9,189 Palfinger AG .................. $ 314,018
590 Rosenbauer International AG ...... 29,542
10,400 S IMMO AG ................. 266,530
35,696 Schoeller-Bleckmann Oilfield
Equipment AG(a) .......... 1,505,076
18,592 Semperit AG Holding ........... 564,186
167,423 UNIQA Insurance Group AG ..... 1,551,882
3,534 Vienna Insurance Group AG Wiener
Versicherung Gruppe ........ 103,511
28,029 Zumtobel Group AG ............ 255,313
11,481,882
BELGIUM — 0.4%
10,358 Ackermans & van Haaren NV ..... 1,999,352
1,655 Aedifica SA REIT .............. 199,052
69,084 Bekaert SA ................... 3,216,326
312,313 bpost SA(a) ................... 2,305,495
5,021 Cie d'Entreprises CFE ........... 680,157
10,734 Deceuninck NV ............... 40,697
186,407 Econocom Group SA ............ 745,453
18,393 EVS Broadcast Equipment SA ..... 437,723
140,385 Galapagos NV(a) ............... 9,459,826
3,594 Intervest Offices & Warehouses NV
REIT ................... 110,265
13,034 Ion Beam Applications ........... 222,688
32,585 KBC Ancora .................. 1,570,164
68,648 Melexis NV ................... 7,197,938
77,710 Proximus SADP ............... 1,586,883
1,295 Sipef NV ..................... 82,460
3,275 Sofina SA .................... 1,303,935
43,770 Telenet Group Holding NV ....... 1,680,266
3,821 VGP NV ..................... 1,082,738
50,347 Warehouses De Pauw CVA REIT ... 2,165,996
36,087,414
BERMUDA — 0.4%
425,000 Argo Group International Holdings
Ltd. ..................... 24,131,500
382,255 James River Group Holdings Ltd. ... 10,825,462
34,956,962
BRAZIL — 0.4%
326,780 Afya Ltd. - Class A(a) ............ 4,731,774
1,665,988 Cia Energetica de Minas Gerais - ADR 4,198,290
221,685 Embraer SA - ADR(a) ........... 3,402,865
861,300 Notre Dame Intermedica Participacoes
SA ...................... 11,564,884
1,658,800 Rumo SA(a) .................. 4,916,953
2,547,500 Vibra Energia SA ............... 10,981,389
39,796,155
CANADA — 3.8%
361,633 Advantage Energy Ltd.(a) ......... 1,957,310
117,410 Aecon Group, Inc. .............. 1,603,460
2,300 Algoma Central Corp. ........... 31,194
Shares Value
CANADA (continued)
114,730 Altius Minerals Corp. ........... $ 1,592,131
422,000 Altus Group Ltd. ............... 20,254,274
54,300 Amerigo Resources Ltd. .......... 67,493
171,805 ARC Resources Ltd. ............ 2,012,490
39,080 Aritzia, Inc.(a) ................. 1,812,963
39,015 ATS Automation Tooling Systems, Inc.
(a) ...................... 1,592,950
167,900 Birchcliff Energy Ltd. ........... 828,174
22,180 Bird Construction, Inc. .......... 167,857
26,300 Black Diamond Group Ltd. ....... 94,967
56,953 Boardwalk Real Estate Investment
Trust REIT ............... 2,506,353
14,595 Bonterra Energy Corp.(a) ......... 88,869
9,134 Bridgemarq Real Estate Services .... 121,940
914,260 CAE, Inc.(a) .................. 23,087,555
68,880 Cameco Corp. ................. 1,338,965
33,585 Canadian Apartment Properties REIT 1,477,196
54,760 Canadian Western Bank .......... 1,664,146
313,824 Canfor Corp.(a) ............... 7,129,951
9,200 Canfor Pulp Products, Inc.(a) ...... 43,353
973,033 Capstone Mining Corp.(a) ........ 4,141,217
41,947 Cardinal Energy Ltd.(a) .......... 173,906
29,575 CCL Industries, Inc. - Class B ..... 1,546,281
131,188 Celestica, Inc.(a) ............... 1,633,722
178,194 CES Energy Solutions Corp. ...... 342,047
18,100 Computer Modelling Group Ltd. ... 68,063
30,800 Crew Energy, Inc.(a) ............ 89,651
115,950 CT Real Estate Investment Trust REIT 1,546,122
187,230 Descartes Systems Group, Inc. (The)(a) 13,621,548
1,955,265 Dollarama, Inc. ................ 100,889,613
14,531 Dream Impact Trust - Units ....... 68,474
11,152 DREAM Unlimited Corp. - Class A . 351,189
50,730 Empire Co. Ltd. - Class A ........ 1,565,221
41,042 Ensign Energy Services, Inc.(a) ..... 72,001
19,400 Evertz Technologies Ltd. ......... 197,487
30,283 Exco Technologies Ltd. .......... 234,183
104,582 Finning International, Inc. ........ 2,915,774
6,700 Firm Capital Property Trust REIT .. 40,269
18,300 First Capital Real Estate Investment
Trust REIT ............... 255,680
8,215 FirstService Corp. .............. 1,309,915
17,609 Frontera Energy Corp.(a) ......... 147,117
37,510 Gildan Activewear, Inc. .......... 1,493,141
215,205 H&R Real Estate Investment Trust
REIT ................... 2,187,349
29,162 Hardwoods Distribution, Inc. ..... 1,003,229
14,739 High Liner Foods, Inc. ........... 163,490
1,173,774 IAMGOLD Corp.(a) ............ 2,840,533
42,540 IGM Financial, Inc. ............. 1,494,581
337,939 Interfor Corp. ................. 10,070,510
118,414 Intertape Polymer Group, Inc. ..... 2,389,426
12,800 Journey Energy, Inc.(a) .......... 40,883
170,645 Kelt Exploration Ltd.(a) .......... 743,715

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
CANADA (continued)
102,100 Kinaxis, Inc.(a) ................ $ 13,243,321
375,625 Knight Therapeutics, Inc.(a) ....... 1,640,026
49,705 Labrador Iron Ore Royalty Corp. ... 1,530,858
15,218 Leon's Furniture Ltd. ............ 300,493
119,572 Linamar Corp. ................ 6,626,950
206,310 Lundin Mining Corp. ........... 1,718,777
74,972 Medical Facilities Corp. .......... 600,413
91,700 MEG Energy Corp.(a) ........... 1,092,191
29,415 Metro, Inc. ................... 1,573,320
2,387 Morguard Corp. ............... 246,390
72,866 Morguard North American Residential
Real Estate Investment Trust
REIT ................... 1,004,297
446,174 Mullen Group Ltd. ............. 4,120,743
1 Nexus Real Estate Investment Trust -
Units .................... 9
11,279 North West Co., Inc. (The) ....... 311,001
319,037 NuVista Energy Ltd.(a) .......... 2,256,337
38,771 Obsidian Energy Ltd.(a) ......... 285,182
20,470 Onex Corp. ................... 1,470,413
32,615 Open Text Corp. ............... 1,561,025
16,000 Paramount Resources Ltd. - Class A . 314,550
16,500 Parex Resources, Inc. ............ 350,989
199,456 Pason Systems, Inc. ............. 1,978,634
208,153 Peyto Exploration & Development
Corp. ................... 1,630,967
45,693 Pipestone Energy Corp.(a) ........ 175,777
29,452 Precision Drilling Corp.(a) ........ 1,280,350
50,176 Primaris REIT ................. 559,331
299,700 Real Matters, Inc.(a) ............ 1,386,332
2,700 Richelieu Hardware Ltd. ......... 106,161
475,000 Ritchie Bros Auctioneers, Inc. ..... 28,956,000
25,440 Ritchie Bros Auctioneers, Inc. ..... 1,550,636
101,856 Russel Metals, Inc. .............. 2,541,692
62,235 SmartCentres Real Estate Investment
Trust REIT ............... 1,505,018
34,080 Sprott, Inc. ................... 1,196,815
28,170 Stantec, Inc. .................. 1,494,319
282,834 Stelco Holdings, Inc. ............ 8,185,865
49,650 Stella-Jones, Inc. ............... 1,556,506
100,448 TECSYS, Inc. ................. 3,378,163
39,100 Tidewater Midstream and
Infrastructure Ltd. .......... 39,987
15,555 TMX Group Ltd. .............. 1,582,360
17,545 Toromont Industries Ltd. ......... 1,480,866
48,705 Tourmaline Oil Corp. ........... 1,736,467
12,539 Uni-Select, Inc.(a) .............. 233,882
175,970 Vermilion Energy, Inc.(a) ......... 2,738,219
44,177 Wajax Corp. .................. 800,027
33,050 West Fraser Timber Co. Ltd. ...... 3,059,169
512,884 Western Forest Products, Inc. ...... 815,030
Shares Value
CANADA (continued)
10,945 WSP Global, Inc. .............. $ 1,459,448
334,785,234
CHINA — 3.1%
4,754,716 3SBio, Inc.(a)(b)(c) ............. 3,764,755
13,276,000 Agricultural Bank of China Ltd. - H
Shares ................... 5,051,185
179,432 Alibaba Group Holding Ltd. - ADR(a) 22,570,751
11,452,000 Aluminum Corp. of China Ltd. - H
Shares(a) ................. 6,026,804
2,818,500 Bank of Changsha Co. Ltd. - A Shares 3,490,214
3,062,400 Bank of Chengdu Co. Ltd. - A Shares 6,799,625
10,480,770 Bank of China Ltd. - H Shares ..... 4,085,330
5,896,000 Bank of Communications Co. Ltd. - H
Shares ................... 3,954,694
290,195 Baozun, Inc. - ADR(a) ........... 3,847,986
2,400,400 Beibuwan Port Co. Ltd. - A Shares .. 2,951,188
615,757 Beibuwan Port Co. Ltd. - A Shares .. 757,796
4,297,800 Beijing Yanjing Brewery Co. Ltd. - A
Shares ................... 5,146,900
8,249,000 Beiqi Foton Motor Co. Ltd. - A
Shares(a) ................. 4,278,666
1,751,000 Better Life Commercial Chain Share
Co. Ltd. - A Shares ......... 1,815,215
6,487,044 China Construction Bank Corp. - H
Shares ................... 4,977,824
6,820,000 China Galaxy Securities Co. Ltd. - H
Shares ................... 4,044,091
4,597,500 China Minsheng Banking Corp. Ltd. -
H Shares ................. 1,832,385
5,952,000 China Railway Group Ltd. - H Shares 3,674,067
6,828,944 China Railway Tielong Container
Logistics Co. Ltd. - A Shares ... 5,755,064
772,400 Chongqing Department Store Co. Ltd.
- A Shares ................ 3,330,249
5,092,800 CSG Holding Co. Ltd. - A Shares .. 7,204,640
5,150,900 Daqin Railway Co. Ltd. - A Shares .. 5,357,447
5,171,600 Dongfang Electric Corp. Ltd. - H
Shares ................... 7,018,165
4,004,000 Dongfeng Motor Group Co. Ltd. - H
Shares ................... 3,530,908
2,474,205 FAW Jiefang Group Co. Ltd. ...... 3,673,221
1,194,480 Fujian Star-net Communication Co.
Ltd. - A Shares ............. 4,140,460
3,757,000 Greentown China Holdings Ltd. ... 6,203,024
3,325,700 Guangxi Liugong Machinery Co. Ltd.
- A Shares ................ 3,782,772
90,652 I-Mab - ADR(a) ............... 2,288,963
9,504,000 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 5,757,957
3,394,600 IRICO Display Devices Co. Ltd. - A
Shares(a) ................. 3,118,972
2,368,938 Jiangxi Copper Co. Ltd. - H Shares . 3,884,489

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
CHINA (continued)
2,895,483 Jilin Sino-Microelectronics Co. Ltd. -
A Shares ................. $ 3,731,516
7,489,000 Kingdee International Software Group
Co. Ltd.(a) ............... 17,159,870
2,293,400 MLS Co. Ltd. - A Shares ......... 4,749,116
429,518 OneConnect Financial Technology Co.
Ltd. - ADR(a) ............. 859,036
5,511,600 ORG Technology Co. Ltd. - A Shares 5,170,033
9,350,000 People's Insurance Co. Group of China
Ltd. (The) - H Shares ........ 2,958,806
9,838,200 Rizhao Port Co. Ltd. - A Shares .... 4,266,926
2,440,400 Shandong Haihua Co. Ltd. - A Shares 2,560,870
12,066,000 Shandong Nanshan Aluminum Co.
Ltd. - A Shares ............. 8,283,096
1,437,405 Shanghai Kehua Bio-Engineering Co.
Ltd. - A Shares ............. 2,913,299
1,968,231 Shenzhen Hepalink Pharmaceutical
Group Co. Ltd. - A Shares .... 4,801,650
545,500 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 869,812
1,698,000 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 2,704,824
1,350,365 Sichuan Kelun Pharmaceutical Co.
Ltd. - A Shares ............. 3,754,344
5,233,500 Sino-Ocean Group Holding Ltd. ... 1,285,325
1,668,000 Tasly Pharmaceutical Group Co. Ltd. -
A Shares ................. 3,571,508
3,501,580 Tianjin Port Co. Ltd. - A Shares .... 2,249,825
1,856,367 Tongkun Group Co. Ltd. - A Shares . 6,102,437
1,544,000 Triangle Tyre Co. Ltd. - A Shares ... 3,096,507
3,635,300 Wuxi Taiji Industry Co. Ltd. - A
Shares ................... 4,193,797
2,378,400 Xiamen King Long Motor Group Co.
Ltd. - A Shares ............. 2,140,577
1,799,374 Xuji Electric Co. Ltd. - A Shares .... 6,803,904
2,740,300 Yunnan Copper Co. Ltd. - A Shares . 5,271,080
345,934 Zai Lab Ltd. - ADR(a) ........... 17,182,542
5,720,800 Zoomlion Heavy Industry Science and
Technology Co. Ltd. - H Shares 3,746,888
274,543,395
COSTA RICA — 0.0%
52,364 Establishment Labs Holdings, Inc.(a) 2,740,732
DENMARK — 1.4%
36,861 ALK-Abello A/S(a) ............. 15,565,292
470,452 Ambu A/S - Class B ............. 9,968,397
48,276 Carlsberg AS - Class B ........... 7,817,365
20,476 Chemometec A/S .............. 2,122,944
126,873 D/S Norden A/S ............... 2,887,845
46,017 Dfds A/S(a) ................... 2,246,382
66,915 DSV A/S ..................... 13,595,839
95,277 Genmab A/S(a) ................ 32,444,657
542,273 H Lundbeck A/S ............... 13,797,575
Shares Value
DENMARK (continued)
5,490 H+H International A/S - Class B(a) . $ 169,660
188,145 Matas A/S .................... 3,145,813
22,271 Nilfisk Holding A/S(a) ........... 784,542
1,606 North Media A/S ............... 23,882
19,620 Novozymes A/S - Class B ......... 1,346,863
12,710 Pandora A/S .................. 1,382,082
13,820 Royal Unibrew A/S ............. 1,588,823
75,925 Scandinavian Tobacco Group A/S(b)
(c) ...................... 1,636,728
18,150 Schouw & Co. A/S ............. 1,534,982
14,295 SimCorp A/S .................. 1,332,868
353 Solar A/S - Class B .............. 37,850
60,546 Spar Nord Bank A/S ............ 870,677
28,070 Topdanmark A/S ............... 1,605,417
372,507 Vestas Wind Systems A/S ......... 10,080,185
125,986,668
FINLAND — 0.8%
10,650 Aktia Bank Oyj ................ 138,165
2,578 Aspo Oyj .................... 32,029
4,578 Atria Oyj ..................... 57,910
82,764 BasWare Oyj(a) ................ 2,429,870
1,816 Consti Oyj ................... 25,464
25,395 Elisa Oyj ..................... 1,491,748
4,799 eQ Oyj ...................... 133,837
13,388 Fiskars Oyj Abp ................ 333,093
16,592 F-Secure Oyj .................. 81,665
15,862 Harvia Oyj(b) ................. 838,381
1,099 Incap Oyj(a) .................. 85,813
103,445 Kemira Oyj ................... 1,520,548
46,650 Kesko Oyj - Class B ............. 1,473,355
2,367 Marimekko Oyj ................ 194,952
3,220,006 Metso Outotec Oyj ............. 34,533,301
7,742 Oma Saastopankki Oyj .......... 144,096
12,419 Oriola Oyj - Class A ............ 30,102
50,873 Oriola Oyj - Class B ............ 125,085
80,183 Orion Oyj - Class B ............. 3,260,460
12,025 Pihlajalinna Oyj ............... 169,579
2,743 Ponsse Oyj ................... 123,786
40,735 QT Group Oyj(a) .............. 4,728,740
60,090 Revenio Group Oyj ............. 3,137,224
51,565 Sievi Capital Oyj ............... 103,814
84,205 Stora Enso Oyj - Class R ......... 1,714,165
49,700 TietoEVRY Oyj ................ 1,478,900
3,578 Titanium Oyj(b) ............... 60,477
35,386 Tokmanni Group Corp. .......... 740,427
83,280 Uponor Oyj .................. 1,847,904
64,067 Vaisala Oyj - Class A ............ 3,418,580
144,786 Valmet Oyj ................... 5,530,005
296,238 YIT Oyj ..................... 1,471,628
71,455,103
FRANCE — 1.3%
4,416 AKWEL ..................... 109,434

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
FRANCE (continued)
105,755 ALD SA(b)(c) ................. $ 1,584,786
7,639 Altarea SCA REIT .............. 1,361,500
11,903 Alten SA ..................... 1,941,452
11,195 Arkema SA ................... 1,655,384
1,312 Assystem SA .................. 56,108
4,299 Aubay ....................... 255,636
1,563 Axway Software SA ............. 30,668
1,683 Beneteau SA(a) ................ 28,061
369 Boiron SA .................... 16,777
272,985 Bollore SA .................... 1,471,446
43,940 Bouygues SA .................. 1,549,634
46,815 Bureau Veritas SA .............. 1,339,487
86,780 Carrefour SA .................. 1,651,562
18,220 Catana Group(a) ............... 164,342
641 Cegedim SA(a) ................ 16,016
389,059 Cellectis SA(a) ................. 2,460,005
59,905 Cie Plastic Omnium SA .......... 1,393,348
69,902 Coface SA(a) .................. 924,799
247,803 Derichebourg SA(a) ............. 3,116,321
15,270 Eiffage SA .................... 1,604,467
3,795 Ekinops SAS(a) ................ 31,060
4,597 Esker SA ..................... 1,243,146
33,131 Etablissements Maurel et Prom SA(a) 98,480
3,886 Eurobio Scientific SA(a) .......... 92,982
775 Francaise Energie(a) ............. 28,547
222,990 Gaztransport Et Technigaz SA ..... 20,457,514
3,114 Groupe Guillin ................ 82,783
1,443 Groupe LDLC ................ 67,280
5,483 Guerbet ..................... 204,757
3,358 Haulotte Group SA(a) ........... 19,530
21,815 ICADE REIT ................. 1,575,184
658 Infotel SA .................... 39,193
2,031 Interparfums SA ............... 154,321
21,223 Ipsen SA ..................... 2,065,014
33,595 IPSOS ...................... 1,535,061
3,644 Jacquet Metals SACA ............ 89,711
35,355 La Francaise des Jeux SAEM(b)(c) .. 1,463,824
447,759 Lectra ....................... 19,223,856
13,505 Legrand SA ................... 1,374,446
1,139 Lumibird(a) .................. 25,977
9,223 Manitou BF SA ................ 343,623
345,064 Mercialys SA REIT ............. 3,825,206
11,432 Mersen SA ................... 476,785
1,232 Neurones .................... 47,086
159,076 Nexity SA .................... 6,660,787
12,767 Pharmagest Interactive ........... 1,153,529
23,120 Publicis Groupe SA ............. 1,566,632
26,648 Quadient SA .................. 544,563
6,520 Remy Cointreau SA ............. 1,359,637
36,928 ReWorld Media SA(a) ........... 264,887
464,168 Rexel SA ..................... 10,346,126
741 Seche Environnement SA ......... 53,061
46,343 Societe BIC SA ................ 2,638,724
Shares Value
FRANCE (continued)
2,727 Societe pour l'Informatique
Industrielle ............... $ 127,737
1,386 Somfy SA .................... 255,185
8,675 Sopra Steria Group SACA ........ 1,525,177
286 Stef SA ...................... 33,371
900 Synergie SE ................... 34,186
120,185 Technip Energies NV(a) .......... 1,839,011
365,832 Television Francaise 1 ........... 3,496,821
4,034 Thermador Groupe ............. 439,666
1,137 Vetoquinol SA ................. 166,966
5,595 Virbac SA .................... 2,250,833
113,815 Vivendi SE ................... 1,491,587
3,738 Wavestone .................... 204,704
113,749,789
GEORGIA — 0.0%
70,893 Bank of Georgia Group Plc ....... 1,402,978
GERMANY — 1.6%
367 ABO Wind AG ................ 22,115
6,950 Adesso SE .................... 1,435,015
65,518 ADVA Optical Networking SE(a) ... 1,098,472
733,097 AIXTRON SE ................ 15,243,238
16,869 Amadeus Fire AG .............. 3,144,415
8,303 Atoss Software AG .............. 1,664,747
11,406 AURELIUS Equity Opportunities SE
& Co. KGaA .............. 364,033
15,570 Aurubis AG ................... 1,623,067
4,504 Basler AG .................... 605,085
1,284 BayWa AG ................... 54,074
482 Bertrandt AG ................. 28,208
17,775 Brenntag SE .................. 1,522,895
22,825 CANCOM SE ................ 1,385,411
24,172 Carl Zeiss Meditec AG ........... 3,887,348
25,950 Covestro AG(b)(c) .............. 1,556,818
1,567 Datagroup SE(a) ............... 152,383
88,623 Dermapharm Holding SE ........ 7,166,799
147,003 Deutsche EuroShop AG .......... 2,762,142
1,048 Deutsche Rohstoff AG(a) ......... 27,347
109,618 Deutz AG(a) .................. 751,061
18,591 Draegerwerk AG & Co. KGaA -
Preference Shares ........... 1,080,026
1,752 Elmos Semiconductor SE ......... 108,957
3,106 ElringKlinger AG(a) ............ 36,954
38,111 Ernst Russ AG(a) ............... 262,088
184,973 EuroEyes International Eye Clinic Ltd. 188,041
28,610 GEA Group AG ............... 1,351,683
26,184 Gerresheimer AG .............. 2,349,768
26,543 GFT Technologies SE ........... 1,315,548
240,913 Hamborner REIT AG ........... 2,650,132
356,042 Hamburger Hafen und Logistik AG . 7,648,600
614,024 Heidelberger Druckmaschinen AG(a) 1,926,543
5,598 Hornbach Holding AG & Co. KGaA 857,607
25,655 HUGO BOSS AG ............. 1,625,207

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
GERMANY (continued)
2,011 JDC Group AG(a) .............. $ 52,768
93,305 Jungheinrich AG - Preference Shares . 3,989,846
143,887 K+S AG(a) ................... 2,747,024
84,930 KION Group AG .............. 7,852,054
125,617 Kloeckner & Co. SE(a) .......... 1,418,748
12,865 Koenig & Bauer AG(a) .......... 401,148
57,937 Krones AG ................... 5,753,701
218 KSB SE & Co. KGaA - Preference
Shares ................... 90,378
2,073 Mensch und Maschine Software SE . 128,751
312,328 MorphoSys AG(a) .............. 10,001,803
2,974 Nagarro SE(a) ................. 517,047
12,365 Nemetschek SE ................ 1,142,923
271 OEKOWORLD AG - Preference
Shares ................... 22,140
99 Paul Hartmann AG ............. 37,259
2,516 Pfeiffer Vacuum Technology AG .... 495,460
3,776 PSI Software AG ............... 166,320
158,268 SAF-Holland SE(a) ............. 1,995,756
134,888 Salzgitter AG(a) ................ 4,614,842
90,925 Schaeffler AG - Preference Shares ... 675,889
59,591 SGL Carbon SE(a) ............. 415,964
907,085 Sirius Real Estate Ltd. ........... 1,585,493
291 Steico SE ..................... 32,347
2,000 STO SE & Co. KGaA - Preference
Shares ................... 501,938
1,651 STRATEC SE ................. 223,481
19,635 Stroeer SE & Co. KGaA ......... 1,470,193
20,919 SUESS MicroTec SE(a) .......... 451,135
114,971 Symrise AG ................... 13,738,965
3,601 Technotrans SE ................ 106,919
550,165 Telefonica Deutschland Holding AG 1,579,397
21,455 VERBIO Vereinigte BioEnergie AG . 1,367,561
14,328 VIB Vermoegen AG ............. 822,702
1,269 Villeroy & Boch AG - Preference
Shares ................... 34,184
60,198 Wacker Chemie AG ............. 8,785,301
78,520 Wacker Neuson SE ............. 1,972,556
6,132 Washtec AG .................. 344,920
17,289 Wuestenrot & Wuerttembergische AG 364,944
141,797,684
GREECE — 0.2%
4,107,680 Alpha Services and Holdings SA(a) .. 6,216,358
4,072,764 Eurobank Ergasias Services and
Holdings SA(a) ............ 4,606,308
1,284,524 National Bank of Greece SA(a) ..... 5,055,686
15,878,352
HONG KONG — 0.7%
330,000 Analogue Holdings Ltd. .......... 74,956
1,060,500 ASM Pacific Technology Ltd. ...... 10,610,261
114,414 Build King Holdings Ltd. ........ 13,356
Shares Value
HONG KONG (continued)
893,301 Chow Sang Sang Holdings
International Ltd. .......... $ 1,183,509
855,445 Chow Tai Fook Jewellery Group Ltd. 1,502,995
2,632,710 COSCO SHIPPING Ports Ltd. .... 2,097,226
2,900,000 Emperor Watch & Jewellery Ltd. ... 75,442
349,000 Far East Consortium International
Ltd. ..................... 126,361
114,495 FSE Lifestyle Services Ltd. ........ 85,680
1,130,000 Giordano International Ltd. ....... 235,749
117,500 G-Resources Group Ltd.(a) ....... 40,062
725,691 Guotai Junan International Holdings
Ltd. ..................... 98,318
420,385 HKR International Ltd. .......... 168,861
350,700 Hutchison Port Holdings Trust - Units 82,838
504,000 International Housewares Retail Co.
Ltd. ..................... 172,244
2,526,000 IRC Ltd.(a) ................... 86,832
205,918 Jacobson Pharma Corp. Ltd.(b) .... 18,275
80,585 Jinhui Shipping & Transportation Ltd. 97,676
1,136,437 Johnson Electric Holdings Ltd. .... 1,932,959
107,031 Kerry Logistics Network Ltd. ...... 267,598
1,635,000 Kerry Properties Ltd. ............ 4,618,655
122,000 LH GROUP Ltd.(b) ............ 15,728
341,374 Luk Fook Holdings International Ltd. 899,780
3,507,000 Nine Dragons Paper Holdings Ltd. .. 3,503,042
1,688,885 NWS Holdings Ltd. ............ 1,683,328
44,788 Oriental Watch Holdings ......... 25,094
15,325,825 Pacific Basin Shipping Ltd. ....... 6,541,919
1,318,562 PC Partner Group Ltd. .......... 1,994,123
3,039,080 PCCW Ltd. .................. 1,600,433
112,842 Plover Bay Technologies Ltd.(b) .... 53,676
5,739,000 Poly Property Group Co. Ltd. ..... 1,509,021
246,080 Power Assets Holdings Ltd. ....... 1,512,066
1,172,000 Prosperity REIT ............... 455,614
272,000 Prosperous Industrial Holdings Ltd. . 35,903
1,762,000 Singamas Container Holdings Ltd. .. 261,916
2,153,000 SITC International Holdings Co. Ltd. 8,206,333
200,000 SOCAM Development Ltd.(a) ..... 33,656
2,826,000 Solomon Systech International Ltd. . 281,199
80,500 Stella International Holdings Ltd. ... 89,577
3,590,000 Sun Art Retail Group Ltd. ........ 1,310,998
117,198 Sun Hung Kai & Co. Ltd. ........ 62,882
1,156,177 Tai Hing Group Holdings Ltd.(b) .. 192,256
1,397 Tang Palace China Holdings Ltd. ... 137
963,500 Texhong Textile Group Ltd. ....... 1,245,595
1,118,564 Texwinca Holdings Ltd. .......... 217,663
1,464,000 Time Interconnect Technology Ltd. . 183,068
497,600 Tsit Wing International Holdings Ltd. 63,867
6,838,000 United Laboratories International
Holdings Ltd. (The) ......... 3,888,998
1,006,600 Valuetronics Holdings Ltd. ....... 392,282
1,178,000 VSTECS Holdings Ltd. .......... 1,166,948
59,000 VTech Holdings Ltd. ............ 466,621

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
HONG KONG (continued)
135,331 Wai Kee Holdings Ltd. .......... $ 67,311
61,550,887
ICELAND — 0.1%
1,224,790 Ossur HF(a) .................. 7,223,960
INDIA — 0.7%
6,013,944 Bank of Baroda(a) .............. 8,767,781
132,746 IndiaMart InterMesh Ltd.(b)(c) .... 8,939,156
5,705,879 Indian Oil Corp. Ltd. ........... 9,653,149
400,191 Lupin Ltd. ................... 4,890,742
385,971 Sun TV Network Ltd. ........... 2,589,581
5,047,781 TV18 Broadcast Ltd.(a) .......... 4,027,646
234,461 WNS Holdings Ltd. - ADR(a) ..... 19,732,238
1,044,380 Zee Entertainment Enterprises Ltd. . 4,084,870
62,685,163
INDONESIA — 0.0%
22,129,300 Perusahaan Gas Negara Tbk PT(a) .. 2,141,905
IRELAND — 0.2%
24,130 AerCap Holdings NV(a) ......... 1,520,190
390,746 Alkermes Plc(a) ................ 9,964,023
52,828 COSMO Pharmaceuticals NV(a) ... 3,275,178
220,177 Grafton Group Plc - Units ........ 3,460,882
18,220,273
ISRAEL — 3.1%
856 Afcon Holdings Ltd. ............ 58,587
5,043 Africa Israel Residences Ltd. ....... 356,105
65,977 Airport City Ltd.(a) ............. 1,608,309
83,567 Alony Hetz Properties & Investments
Ltd. ..................... 1,561,102
5,957 Arad Ltd. .................... 93,504
50,120 Aura Investments Ltd. ........... 128,317
15,881 Automatic Bank Services Ltd. ...... 133,797
59,761 B Communications Ltd.(a) ....... 267,102
1,557,954 Bezeq The Israeli Telecommunication
Corp. Ltd.(a) .............. 2,681,914
3,161 Blue Square Real Estate Ltd. ...... 286,339
5,085 Bonei Hatichon Civil Engineering &
Infrastructures Ltd.(a) ....... 84,692
9,979 Carasso Motors Ltd. ............ 68,129
158,371 Compugen Ltd.(a) .............. 562,217
303,549 CyberArk Software Ltd.(a) ........ 41,631,745
637 D Rotshtein Realestate Ltd. ....... 10,660
4,298 Danel Adir Yeoshua Ltd. ......... 1,025,247
81,698 Delek Automotive Systems Ltd. .... 1,252,627
12,662 Delta Galil Industries Ltd. ........ 792,026
1,048 Duniec Brothers Ltd. ............ 76,718
9,100 Elbit Systems Ltd. .............. 1,515,905
28,325 Electra Real Estate Ltd. .......... 620,270
16,355 FIBI Holdings Ltd. ............. 746,830
8,790 First International Bank of Israel Ltd.
(The) .................... 365,962
Shares Value
ISRAEL (continued)
3,515 Formula Systems 1985 Ltd. ....... $ 395,550
7,861 Fox Wizel Ltd. ................. 1,527,379
186,390 Gav-Yam Lands Corp. Ltd. ....... 2,370,782
102,572 Gazit-Globe Ltd. ............... 1,070,767
4,855 Hamat Group Ltd. ............. 45,060
6,079 Hilan Ltd. .................... 391,808
161,655 ICL Group Ltd. ................ 1,461,930
860 IES Holdings Ltd. .............. 96,601
4,590 Ilex Medical Ltd. ............... 246,008
42,128 Isracard Ltd. .................. 233,482
3,223 Israel Corp. Ltd. (The)(a) ......... 1,315,374
6,900,100 Isramco Negev 2 LP ............. 1,897,676
296,932 JFrog Ltd.(a) .................. 7,934,023
11,076 Kamada Ltd.(a) ................ 66,955
364,049 Kornit Digital Ltd.(a) ........... 38,246,988
1,118 Levinstein Properties Ltd. ........ 48,040
676 M Yochananof & Sons Ltd. ....... 51,148
1,232,057 Max Stock Ltd. ................ 3,901,105
108,521 Menivim- The New REIT Ltd. ..... 81,444
27,592 Menora Mivtachim Holdings Ltd. .. 678,215
7,233 Naphtha Israel Petroleum Corp. Ltd.
(a) ...................... 57,864
2,609 Neto Malinda Trading Ltd.(a) ..... 104,905
1,016 Neto ME Holdings Ltd. .......... 59,983
450,476 Nice Ltd. - ADR(a) ............. 115,348,885
330 Norstar Holdings, Inc. ........... 4,880
11,200 Nova Ltd.(a) .................. 1,310,765
2,756,126 Oil Refineries Ltd.(a) ............ 910,995
11,248 Partner Communications Co. Ltd.(a) 100,213
2,122 Paz Oil Co. Ltd.(a) ............. 301,840
238,525 Phoenix Holdings Ltd. (The) ...... 2,847,773
1,120 Plasson Industries Ltd. ........... 83,854
279,763 Plus500 Ltd. .................. 5,554,996
655,813 Radware Ltd.(a) ................ 22,054,991
58,124 Rami Levy Chain Stores Hashikma
Marketing 2006 Ltd. ........ 4,664,705
1,736,307 Ratio Oil Exploration 1992 LP(a) .. 1,104,890
759,880 Sarine Technologies Ltd. ......... 316,333
6,801 Scope Metals Group Ltd. ......... 283,765
188,730 Shufersal Ltd. ................. 1,775,139
7,944 Tadiran Group Ltd. ............. 1,186,801
35,223 Tiv Taam Holdings 1 Ltd. ........ 120,975
12,782 YH Dimri Construction &
Development Ltd. .......... 1,334,672
277,517,663
ITALY — 0.7%
1,796,736 A2A SpA ..................... 3,413,051
7,138 ACEA SpA ................... 144,262
113,033 Aeffe SpA(a) .................. 318,928
5,745 Alkemy SpA(a) ................ 139,443
16,534 Aquafil SpA(a) ................. 138,482
140,236 Arnoldo Mondadori Editore SpA(a) . 322,960

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
ITALY (continued)
364,028 Azimut Holding SpA ............ $ 9,792,005
52,193 Banca Generali SpA ............. 2,102,102
145,193 Banca IFIS SpA ................ 2,913,934
265,896 Banca Mediolanum SpA ......... 2,584,751
12,200 BasicNet SpA ................. 73,876
44,058 Be Shaping the Future SpA ....... 125,035
97,891 Biesse SpA(a) .................. 2,539,782
319,730 Cairo Communication SpA ....... 688,218
856 Cembre SpA .................. 29,496
49,191 Danieli & C Officine Meccaniche SpA 881,148
39,552 Datalogic SpA ................. 617,897
891,642 Davide Campari-Milano NV ...... 11,194,829
17,894 Digital Bros SpA ............... 568,836
5,831 Digital Value SpA(a) ............ 604,033
4,312 Digital360 SpA(a) .............. 23,791
9,952 El.En. SpA ................... 160,639
24,978 Elica SpA(a) .................. 95,811
60,731 Exprivia SpA(a) ................ 143,586
8,893 Fine Foods & Pharmaceuticals NTM 136,841
90,165 FinecoBank Banca Fineco SpA ..... 1,515,877
13,310 Gefran SpA ................... 160,459
17,300 GPI SpA ..................... 278,621
11,139 Gruppo MutuiOnline SpA ........ 530,193
669,415 Hera SpA .................... 2,783,011
583,519 Immobiliare Grande Distribuzione
SIIQ SpA REIT(a) .......... 2,716,475
3,775 Italian Sea Group SpA (The)(a) .... 28,384
4,907 Italian Wine Brands SpA ......... 232,664
2,546 Italmobiliare SpA ............... 91,084
836 LU-VE SpA ................... 21,021
58,596 Maire Tecnimont SpA ........... 279,846
67,426 MARR SpA ................... 1,435,800
136,775 Mediobanca Banca di Credito
Finanziario SpA ............ 1,566,979
965,752 MFE-MediaForEurope NV - Class
A(a) .................... 800,711
948,853 MFE-MediaForEurope NV - Class B 1,210,769
21,735 Moncler SpA .................. 1,394,943
763 Pharmanutra SpA .............. 56,625
119,605 Poste Italiane SpA(b)(c) .......... 1,605,411
9,447 Prima Industrie SpA(a) .......... 200,823
24,230 Recordati Industria Chimica e
Farmaceutica SpA .......... 1,357,376
7,800 Reply SpA .................... 1,310,795
195,300 Rizzoli Corriere Della Sera
Mediagroup SpA ........... 190,420
953 Sabaf SpA .................... 26,486
2,594 Salcef SpA .................... 70,272
13,483 Sanlorenzo SpA ................ 584,601
29,403 Sciuker Frames SpA ............. 302,068
3,861 Sesa SpA ..................... 698,326
10,246 SIT SpA ..................... 109,589
104,789 Sogefi SpA(a) .................. 141,576
Shares Value
ITALY (continued)
158,595 Technogym SpA(b)(c) ........... $ 1,353,524
10,795 Tinexta SpA .................. 383,476
63,191,941
JAPAN — 7.3%
54,200 77 Bank Ltd. (The) ............. 717,309
4,500 A&A Material Corp. ............ 35,081
75,700 A&D Co. Ltd. ................ 647,735
35,730 ABC-Mart, Inc. ................ 1,631,402
4,900 Abist Co. Ltd. ................. 123,487
2,600 Achilles Corp. ................. 28,010
495 Advance Residence Investment Corp.
REIT ................... 1,459,405
22,800 Advanced Media, Inc.(a) ......... 113,745
92,300 AEON Financial Service Co. Ltd. ... 968,724
31,615 AGC, Inc. .................... 1,450,983
13,000 Ai Holdings Corp. .............. 201,474
6,600 Aiphone Co. Ltd. .............. 125,263
54,200 Aisan Industry Co. Ltd. .......... 325,704
57,000 Akatsuki, Inc. ................. 1,328,999
1,700 Alinco, Inc. ................... 14,114
29,600 Alps Alpine Co. Ltd. ............ 322,832
106,492 Altech Corp. .................. 1,673,304
157,710 Amada Co. Ltd. ................ 1,526,870
4,100 Amano Corp. ................. 82,244
57,100 Anest Iwata Corp. .............. 385,964
2,900 AOI Electronics Co. Ltd. ......... 55,954
7,200 Aoyama Zaisan Networks Co. Ltd. .. 80,259
2,300 Arakawa Chemical Industries Ltd. .. 23,188
4,100 Arata Corp. ................... 143,222
18,200 Arealink Co. Ltd. ............... 230,548
8,300 Argo Graphics, Inc. ............. 226,631
12,500 Arisawa Manufacturing Co. Ltd. ... 108,669
30,200 Artiza Networks, Inc. ............ 286,699
40,000 Asahi Co. Ltd. ................. 488,758
208,800 Asahi Diamond Industrial Co. Ltd. . 1,106,967
22,500 Asahi Net, Inc. ................ 117,997
6,200 ASAHI YUKIZAI CORP. ........ 96,386
41,800 Asia Pile Holdings Corp. ......... 160,826
7,600 ASKA Pharmaceutical Holdings Co.
Ltd. ..................... 65,181
126,870 ASKUL Corp. ................. 1,548,410
33,500 Astena Holdings Co. Ltd. ........ 112,845
59,404 Ateam, Inc. ................... 375,388
74,096 Avant Corp. .................. 657,143
715,850 Azbil Corp. ................... 28,116,951
35,200 Bando Chemical Industries Ltd. .... 267,632
3,600 Bank of Nagoya Ltd. (The) ........ 93,466
2,200 Bank of Saga Ltd. (The) .......... 29,059
10,700 Bank of the Ryukyus Ltd. ........ 74,584
391,500 BASE, Inc.(a) ................. 1,577,373
16,800 Benefit One, Inc. ............... 510,944
74,400 BML, Inc. .................... 2,261,280

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
JAPAN (continued)
2,400 BrainPad, Inc.(a) ............... $ 23,431
80,280 Brother Industries Ltd. ........... 1,478,442
258,300 Bunka Shutter Co. Ltd. .......... 2,362,397
1,700 Canare Electric Co. Ltd. ......... 22,408
377,100 Capcom Co. Ltd. .............. 9,103,479
943,900 Carenet, Inc. .................. 6,541,464
118,640 Casio Computer Co. Ltd. ........ 1,483,820
3,000 Central Glass Co. Ltd. ........... 55,660
268,195 Chiba Bank Ltd. (The) ........... 1,733,793
170,300 Chiba Kogyo Bank Ltd. (The) ..... 407,365
1,800 Chino Corp. .................. 25,803
1,600 Chori Co. Ltd. ................ 24,670
1,800 Chugai Ro Co. Ltd. ............. 25,309
68,000 Citizen Watch Co. Ltd. .......... 291,069
1,138,780 CKD Corp. ................... 21,022,377
5,200 Cleanup Corp. ................ 24,190
1,200 CMIC Holdings Co. Ltd. ........ 15,530
95,000 COLOPL, Inc. ................ 523,111
224,400 Computer Engineering & Consulting
Ltd. ..................... 2,097,855
69,330 COMSYS Holdings Corp. ........ 1,649,653
46,300 CONEXIO Corp. .............. 558,871
1,800 Core Corp. ................... 23,916
21,000 Cosel Co. Ltd. ................. 150,114
30,000 Cosmo Energy Holdings Co. Ltd. .. 603,115
148,435 Credit Saison Co. Ltd. ........... 1,656,876
24,700 Creek & River Co. Ltd. .......... 386,058
2,900 Creo Co. Ltd. ................. 24,906
52,100 Cresco Ltd. ................... 808,929
3,500 CTI Engineering Co. Ltd. ........ 73,085
19,200 CTS Co. Ltd. ................. 129,829
91,840 CyberAgent, Inc. ............... 1,070,874
31,500 Cybernet Systems Co. Ltd. ........ 175,848
4,700 Daido Metal Co. Ltd. ........... 25,717
9,700 Daihatsu Diesel Manufacturing Co.
Ltd. ..................... 45,349
16,400 Daihen Corp. ................. 586,092
2,300 Daiichi Jitsugyo Co. Ltd. ......... 83,888
1,500 Daiken Corp. ................. 27,664
61,200 Daiken Medical Co. Ltd. ......... 279,836
13,679 Daikoku Denki Co. Ltd. ......... 143,984
248,649 Daikokutenbussan Co. Ltd. ....... 9,764,814
2,700 Daisue Construction Co. Ltd. ..... 30,630
22,100 Daito Pharmaceutical Co. Ltd. ..... 536,058
38,500 Daitron Co. Ltd. ............... 667,732
3,600 Daiwa Industries Ltd. ........... 35,448
271,100 Daiwa Securities Group, Inc. ...... 1,633,567
1,565 Daiwa Securities Living Investments
Corp. REIT ............... 1,531,419
25,351 DCM Holdings Co. Ltd. ......... 240,607
66,600 Dear Life Co. Ltd. .............. 304,776
6,300 Denyo Co. Ltd. ................ 92,691
6,800 Dexerials Corp. ................ 186,984
Shares Value
JAPAN (continued)
5,200 Digital Arts, Inc. ............... $ 306,372
5,200 Digital Hearts Holdings Co. Ltd. ... 78,343
57,800 Digital Holdings, Inc. ........... 652,379
89,805 Dip Corp. .................... 2,843,176
4,600 DKK Co. Ltd. ................. 93,344
800 DMS, Inc. .................... 8,930
117,700 Doshisha Co. Ltd. .............. 1,558,639
37,200 Drecom Co. Ltd.(a) ............. 135,191
58,000 Duskin Co. Ltd. ............... 1,393,836
27,155 Ebara Corp. .................. 1,330,912
10,000 E-Guardian, Inc. ............... 245,781
46,300 Eiken Chemical Co. Ltd. ......... 694,036
50,635 Eizo Corp. ................... 1,741,572
4,600 Elematec Corp. ................ 41,794
212,250 en Japan, Inc. ................. 5,115,675
2,900 Endo Lighting Corp. ............ 25,558
37,300 Enigmo, Inc. .................. 201,897
2,900 Enplas Corp. .................. 73,555
38,200 Exedy Corp. .................. 560,741
8,500 FALCO HOLDINGS Co. Ltd. .... 152,077
341,500 FAN Communications, Inc. ....... 1,126,760
5,000 FCC Co. Ltd. ................. 64,296
5,600 FIDEA Holdings Co. Ltd. ........ 68,022
44,500 Fields Corp. .................. 189,810
14,871 First Bank of Toyama Ltd. (The) .... 40,439
500 For Startups, Inc.(a) ............. 14,678
120,100 Foster Electric Co. Ltd. .......... 773,611
107,000 Freee KK(a) ................... 4,229,914
18,700 Fudo Tetra Corp. ............... 262,601
4,800 Fuji Corp. Ltd. ................ 27,005
28,640 Fuji Electric Co. Ltd. ............ 1,530,702
23,400 Fuji Pharma Co. Ltd. ............ 202,636
36,500 Fuji Soft, Inc. ................. 1,529,165
334,500 Fujikura Ltd.(a) ................ 1,808,701
30,300 Fujisash Co. Ltd. ............... 19,017
836,700 Fujitec Co. Ltd. ................ 19,900,487
2,900 FuKoKu Co. Ltd. .............. 25,684
2,100 Fukui Bank Ltd. (The) ........... 26,059
73,853 Fukui Computer Holdings, Inc. .... 1,925,794
1,000 Fukushima Galilei Co. Ltd. ....... 36,722
12,600 Full Speed, Inc. ................ 35,463
145,200 FULLCAST Holdings Co. Ltd. .... 2,732,048
111,700 Furuno Electric Co. Ltd. ......... 980,597
83,783 Furyu Corp. .................. 933,807
144,400 Future Corp. .................. 1,852,620
30,200 Gakujo Co. Ltd. ............... 256,880
12,200 Gecoss Corp. .................. 85,183
8,300 GLOBERIDE, Inc. ............. 199,777
54,000 Glory Ltd. .................... 1,015,453
22,100 GMO Financial Gate, Inc. ........ 2,902,456
64,776 Goldcrest Co. Ltd. .............. 1,015,543
21,400 Grandy House Corp. ............ 92,683
248,400 Gree, Inc. .................... 1,887,127

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
JAPAN (continued)
17,400 GSI Creos Corp. ............... $ 181,415
361,480 GungHo Online Entertainment, Inc. 7,590,847
23,200 Gunze Ltd. ................... 806,546
98,000 H.U. Group Holdings, Inc. ....... 2,488,995
90,855 Hakuhodo DY Holdings, Inc. ..... 1,391,693
34,200 Hanwa Co. Ltd. ............... 939,213
29,100 Happinet Corp. ................ 380,641
327,400 Hennge KK(a) ................. 3,641,154
3,600 Himaraya Co. Ltd. ............. 30,907
31,500 Hino Motors Ltd. .............. 273,811
16,700 Hioki EE Corp. ................ 970,215
261,905 Hirogin Holdings, Inc. .......... 1,526,709
9,165 Hirose Electric Co. Ltd. .......... 1,366,115
9,300 Hisamitsu Pharmaceutical Co., Inc. . 283,351
29,100 Hito Communications Holdings, Inc. 524,900
32,800 Hochiki Corp. ................. 342,429
345,275 Hokkaido Electric Power Co., Inc. .. 1,506,235
111,600 Hokuhoku Financial Group, Inc. ... 879,421
2,200 Hokuriku Electric Industry Co. Ltd. . 24,494
86,395 Hokuto Corp. ................. 1,464,669
20,100 Hoosiers Holdings .............. 120,420
300 Hoshino Resorts REIT, Inc. ....... 1,695,174
8,000 Hosiden Corp. ................ 79,834
158,540 Hulic Co. Ltd. ................. 1,532,394
147 Ichigo Hotel REIT Investment Corp. 99,020
18,500 Ichiyoshi Securities Co. Ltd. ....... 108,695
2,200 ID Holdings Corp. ............. 16,076
22,100 Idec Corp. .................... 470,789
4,900 Imasen Electric Industrial ......... 25,597
45,400 Ines Corp. .................... 592,045
2,300 I-Net Corp. ................... 25,867
35,800 Infocom Corp. ................ 570,490
1,867,000 Infomart Corp. ................ 10,850,970
41,000 Intage Holdings, Inc. ............ 626,440
166,800 Internet Initiative Japan, Inc. ...... 5,524,100
37,000 I-O Data Device, Inc. ........... 244,399
9,700 I-PEX, Inc. ................... 145,630
12,400 ISB Corp. .................... 98,884
14,200 Iseki & Co. Ltd. ............... 164,694
120,530 Isuzu Motors Ltd. .............. 1,476,493
57,000 Itfor, Inc. .................... 373,327
274,645 Itoham Yonekyu Holdings, Inc. .... 1,611,369
71,800 Itoki Corp. ................... 215,345
2,500 Iwaki Co. Ltd. ................. 21,874
6,300 Iwasaki Electric Co. Ltd. ......... 125,249
31,470 Iwatani Corp. ................. 1,483,612
90,100 JAC Recruitment Co. Ltd. ........ 1,566,506
84,300 Japan Aviation Electronics Industry
Ltd. ..................... 1,347,289
14,400 Japan Lifeline Co. Ltd. ........... 126,062
1,200 Japan Living Warranty, Inc. ....... 19,561
535 Japan Logistics Fund, Inc. REIT ... 1,482,930
Shares Value
JAPAN (continued)
2,100 Japan Medical Dynamic Marketing,
Inc. ..................... $ 27,444
40,700 Japan Petroleum Exploration Co. Ltd. 972,730
11,400 Japan Pulp & Paper Co. Ltd. ...... 397,038
290 Japan Real Estate Investment Corp.
REIT ................... 1,594,695
24,200 Japan System Techniques Co. Ltd. .. 452,317
5,500 Japan Transcity Corp. ........... 30,938
42,091 JBCC Holdings, Inc. ............ 589,997
212,600 Jeol Ltd. ..................... 11,591,459
86,800 JINUSHI Co. Ltd. ............. 1,292,417
3,200 JK Holdings Co. Ltd. ........... 30,683
15,200 Joshin Denki Co. Ltd. ........... 277,009
134,900 Juki Corp. .................... 908,616
58,400 JVCKenwood Corp. ............ 89,949
7,800 Kaga Electronics Co. Ltd. ........ 202,088
56,520 Kakaku.com, Inc. .............. 1,170,618
43,200 Kaken Pharmaceutical Co. Ltd. .... 1,544,761
172,900 Kanamoto Co. Ltd. ............. 3,361,959
47,140 Kaneka Corp. ................. 1,535,582
19,700 Kanematsu Corp. .............. 214,304
2,100 Kanematsu Electronics Ltd. ....... 69,278
1,200 Kawada Technologies, Inc. ........ 40,499
22,100 Kawai Musical Instruments
Manufacturing Co. Ltd. ...... 582,698
19,500 Keihanshin Building Co. Ltd. ..... 225,711
18,695 Kikkoman Corp. ............... 1,413,117
45,300 Kimoto Co. Ltd. ............... 84,340
57,200 Kissei Pharmaceutical Co. Ltd. ..... 1,154,970
65,800 Kito Corp. ................... 983,126
33,700 Kitz Corp. .................... 195,920
185,400 Kobe Bussan Co. Ltd. ........... 5,771,390
143,000 Kojima Co. Ltd. ............... 656,730
86,895 KOMEDA Holdings Co. Ltd. ..... 1,608,456
1,687 Komehyo Holdings Co. Ltd. ...... 20,837
87,500 Komeri Co. Ltd. ............... 2,040,106
72,300 Komori Corp. ................. 433,610
32,145 Konami Holdings Corp. ......... 1,732,931
843,780 Konica Minolta, Inc. ............ 3,556,880
31,000 Kurabo Industries Ltd. ........... 507,022
3,900 Kuriyama Holdings Corp. ........ 33,055
62,200 Kyokuto Kaihatsu Kogyo Co. Ltd. .. 792,341
11,600 Kyokuto Securities Co. Ltd. ....... 75,953
9,000 Kyoritsu Printing Co. Ltd. ........ 11,120
6,480 Lasertec Corp. ................. 1,453,707
57,295 Lixil Corp. ................... 1,311,491
151,400 M3, Inc. ..................... 5,820,813
10,800 Macnica Fuji Electronics Holdings,
Inc. ..................... 238,950
2,500 Maezawa Kyuso Industries Co. Ltd. . 21,414
7,000 Makino Milling Machine Co. Ltd. .. 241,817
74,770 Maruha Nichiro Corp. ........... 1,597,529
5,400 Marusan Securities Co. Ltd. ....... 24,461

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
JAPAN (continued)
227,600 Marvelous, Inc. ................ $ 1,474,841
54,300 Max Co. Ltd. ................. 865,872
49,100 Maxell Ltd. ................... 526,633
448,700 Mazda Motor Corp.(a) .......... 3,456,673
70,500 Megachips Corp. ............... 2,570,055
92,400 Meidensha Corp. ............... 1,958,317
3,300 Meiji Electric Industries Co. Ltd. ... 36,331
57,800 Meiko Network Japan Co. Ltd. .... 284,127
66,500 Meitec Corp. .................. 3,895,879
21,200 Melco Holdings, Inc. ............ 672,534
91,405 METAWATER Co. Ltd. ......... 1,621,230
242,700 Micronics Japan Co. Ltd. ......... 3,348,220
4,600 Mimaki Engineering Co. Ltd. ..... 31,892
15,300 Mimasu Semiconductor Industry Co.
Ltd. ..................... 328,769
2,600 Miraial Co. Ltd. ............... 35,009
12,800 Miroku Jyoho Service Co. Ltd. ..... 133,951
38,045 MISUMI Group, Inc. ........... 1,234,251
62,000 Mito Securities Co. Ltd. .......... 151,298
11,700 Mitsuba Corp.(a) ............... 40,517
209,235 Mitsubishi Chemical Holdings Corp. 1,641,279
92,155 Mitsubishi Gas Chemical Co., Inc. .. 1,765,258
9,800 Mitsubishi Paper Mills Ltd.(a) ..... 26,899
2,000 Mitsubishi Pencil Co. Ltd. ........ 20,871
20,900 Mitsubishi Research Institute, Inc. .. 679,737
39,300 Mitsuboshi Belting Ltd. .......... 724,672
21,050 Mitsui OSK Lines Ltd. .......... 1,630,164
1,200 Mitsui-Soko Holdings Co. Ltd. .... 24,997
149,400 Mixi, Inc. .................... 2,765,731
78,250 Mizuno Corp. ................. 1,506,543
18,400 Mochida Pharmaceutical Co. Ltd. .. 572,322
194,200 Money Forward, Inc.(a) .......... 8,837,309
627,000 MonotaRO Co. Ltd. ............ 10,302,108
2,900 MORESCO Corp. ............. 29,247
62 Mori Trust Hotel REIT, Inc. ...... 63,753
236,893 Morinaga Milk Industry Co. Ltd. ... 11,485,067
3,800 Mory Industries, Inc. ............ 86,585
55,470 MOS Food Services, Inc. ......... 1,460,797
46,580 Mugen Estate Co. Ltd. ........... 196,829
52,625 Nabtesco Corp. ................ 1,645,003
7,200 Nachi-Fujikoshi Corp. ........... 269,006
31,600 Nagano Keiki Co. Ltd. ........... 366,038
15,500 Naigai Trans Line Ltd. ........... 251,422
4,400 Nakabayashi Co. Ltd. ........... 19,617
3,900 Nakamoto Packs Co. Ltd. ........ 58,337
8,100 Nakanishi, Inc. ................ 143,625
4,900 NCS&A Co. Ltd. .............. 21,073
91,250 NGK Insulators Ltd. ............ 1,541,918
1,400 Nice Corp. ................... 21,401
15,900 Nichiban Co. Ltd. .............. 244,258
4,500 Nichiha Corp. ................. 111,247
66,265 Nichirei Corp. ................. 1,524,850
50,130 Nifco, Inc. ................... 1,459,338
Shares Value
JAPAN (continued)
23,200 Nihon Falcom Corp. ............ $ 274,464
42,400 Nihon Kohden Corp. ........... 1,124,575
65,230 Nihon M&A Center Holdings, Inc. . 1,026,930
4,700 Nihon Plast Co. Ltd. ............ 22,719
223,900 Nihon Unisys Ltd. .............. 5,890,323
2,100 Nikkon Holdings Co. Ltd. ........ 39,560
45,500 Nikon Corp. .................. 474,882
108,450 Nippn Corp. .................. 1,590,911
2,200 Nippon Carbide Industries Co., Inc. 26,524
5,300 Nippon Chemi-Con Corp.(a) ..... 75,291
44,800 Nippon Coke & Engineering Co. Ltd. 50,627
2,200 Nippon Concept Corp. .......... 24,975
58,555 Nippon Electric Glass Co. Ltd. .... 1,462,723
59,875 Nippon Kanzai Co. Ltd. ......... 1,471,014
450 Nippon Prologis REIT, Inc. ....... 1,404,107
96,800 Nippon Sheet Glass Co. Ltd.(a) .... 425,550
94,905 Nippon Steel Corp. ............. 1,551,181
13,200 Nippon Steel Trading Corp. ....... 595,808
2,061 Nippon Systemware Co. Ltd. ...... 36,051
150,660 Nippon Television Holdings, Inc. ... 1,573,402
4,600 Nippon Thompson Co. Ltd. ...... 24,572
20,410 Nippon Yusen KK .............. 1,600,009
116,500 Nishi-Nippon Financial Holdings, Inc. 825,173
16,500 Nishio Rent All Co. Ltd. ......... 404,233
26,415 Nissan Chemical Corp. .......... 1,433,233
4,000 Nissei ASB Machine Co. Ltd. ...... 107,891
3,200 Nissei Plastic Industrial Co. Ltd. ... 28,847
50,000 Nissha Co. Ltd. ................ 636,568
152,300 Nisshinbo Holdings, Inc. ......... 1,268,713
1,800 Nissin Corp. .................. 24,896
33,400 Nissin Electric Co. Ltd. .......... 421,335
27,000 Nisso Corp. ................... 185,629
3,400 Nissui Pharmaceutical Co. Ltd. .... 29,402
15,100 Nitta Corp. ................... 370,019
20,055 Nitto Denko Corp. ............. 1,561,475
130,200 Nitto Kogyo Corp. ............. 1,751,546
26,200 Nitto Seiko Co. Ltd. ............ 120,940
15,800 NOK Corp. .................. 168,932
21,600 Nomura Co. Ltd. .............. 172,969
36,400 Nomura Real Estate Holdings, Inc. . 852,373
1,115 Nomura Real Estate Master Fund, Inc.
REIT ................... 1,546,989
9,300 Noritake Co. Ltd. .............. 372,161
33,200 Noritz Corp. .................. 488,238
207,722 NSD Co. Ltd. ................. 3,547,865
42,300 Obic Co. Ltd. ................. 6,988,877
29,510 Ohsho Food Service Corp. ........ 1,523,046
7,400 Oita Bank Ltd. (The) ............ 124,027
93,400 Okamura Corp. ................ 987,436
376,300 Oki Electric Industry Co. Ltd. ..... 2,878,479
35,215 Okinawa Cellular Telephone Co. ... 1,534,213
40 Ooedo Onsen REIT Investment Corp. 21,451
16,800 Optex Group Co. Ltd. ........... 223,959

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
JAPAN (continued)
95,310 Osaka Gas Co. Ltd. ............. $ 1,620,879
182,700 Osaki Electric Co. Ltd. .......... 732,794
39,530 Oyo Corp. ................... 727,339
10,900 PAPYLESS Co. Ltd. ............ 117,620
17,200 Paramount Bed Holdings Co. Ltd. .. 286,221
4,800 Pasco Corp. ................... 54,701
67,200 Pasona Group, Inc. ............. 1,486,034
40,600 Pegasus Sewing Machine
Manufacturing Co. Ltd. ...... 184,364
222,200 PeptiDream, Inc.(a) ............. 3,989,104
52,165 Persol Holdings Co. Ltd. ......... 1,346,682
6,600 Pilot Corp. ................... 235,074
7,900 Piolax, Inc. ................... 119,958
84,745 Plenus Co. Ltd. ................ 1,447,615
83,500 Plus Alpha Consulting Co. Ltd. .... 1,620,792
63,700 Poletowin Pitcrew Holdings, Inc. ... 522,489
11,900 Press Kogyo Co. Ltd. ............ 39,762
700 Pronexus, Inc. ................. 6,682
87,152 Proto Corp. ................... 1,011,769
18,000 Punch Industry Co. Ltd. ......... 77,535
4,500 Quick Co. Ltd. ................ 51,042
596,000 Raccoon Holdings, Inc. .......... 6,274,867
257,890 Relia, Inc. .................... 2,179,734
86,775 Relo Group, Inc. ............... 1,565,990
1,100 Rhythm Co. Ltd. ............... 12,482
18,100 Riken Corp. .................. 411,588
80,400 Riken Technos Corp. ............ 331,225
7,600 Rion Co. Ltd. ................. 152,237
163,960 Rohm Co. Ltd. ................ 13,811,526
57,900 Roland DG Corp. .............. 1,371,533
6,700 Ryobi Ltd. .................... 63,775
100 Saison Information Systems Co. Ltd. 1,711
1,100 Sakai Heavy Industries Ltd. ....... 26,116
53,710 Sakata Seed Corp. .............. 1,577,588
4,300 San-Ai Oil Co. Ltd. ............. 35,044
17,000 Sangetsu Corp. ................ 235,429
52,700 Sanken Electric Co. Ltd. ......... 2,297,587
59,405 Sankyo Co. Ltd. ............... 1,529,544
15,200 Sankyo Tateyama, Inc. ........... 82,660
11,300 Sansha Electric Manufacturing Co.
Ltd. ..................... 82,229
72,300 Sanwa Holdings Corp. ........... 782,942
600 Sanyo Denki Co. Ltd. ........... 27,976
13,000 Sanyo Trading Co. Ltd. .......... 112,642
63,000 Sato Holdings Corp. ............ 1,111,066
2,800 Sato Shoji Corp. ............... 27,142
38,740 Sawai Group Holdings Co. Ltd. .... 1,466,375
96,700 SCREEN Holdings Co. Ltd. ...... 9,704,424
77,920 SCSK Corp. .................. 1,318,519
7,200 Seed Co. Ltd. ................. 32,466
96,805 Sega Sammy Holdings, Inc. ....... 1,625,420
118,900 Seikagaku Corp. ............... 973,314
85,665 Seiko Epson Corp. .............. 1,334,362
Shares Value
JAPAN (continued)
78,500 Seiko Holdings Corp. ........... $ 1,467,870
2,500 Sekisui Jushi Corp. ............. 44,167
17,100 Sekisui Kasei Co. Ltd. ........... 69,059
900 Semba Corp. .................. 5,786
60,120 Seria Co. Ltd. ................. 1,512,934
1,223,000 SG Holdings Co. Ltd. ........... 25,962,196
6,300 Shibaura Electronics Co. Ltd. ...... 367,677
6,700 Shibaura Machine Co. Ltd. ....... 192,928
22,100 Shibaura Mechatronics Corp. ...... 1,641,224
1,400 Shibuya Corp. ................. 31,040
20,400 Shidax Corp.(a) ................ 75,378
6,300 Shikoku Bank Ltd. (The) ......... 43,681
35,715 Shimadzu Corp. ............... 1,288,659
50,500 Shindengen Electric Manufacturing
Co. Ltd.(a) ............... 1,488,089
6,900 Shinmaywa Industries Ltd. ........ 53,006
15,200 Shinnihon Corp. ............... 99,379
101,100 Shinoken Group Co. Ltd. ........ 864,809
162,600 Shizuoka Gas Co. Ltd. ........... 1,419,481
3,797 Shofu, Inc. ................... 59,395
3,400 Sigma Koki Co. Ltd. ............ 46,821
8,500 SIGMAXYZ Holdings, Inc. ....... 162,207
69,000 Sinfonia Technology Co. Ltd. ...... 727,066
46,200 Sinko Industries Ltd. ............ 734,965
49,200 SK-Electronics Co. Ltd. .......... 402,524
2,900 SMK Corp. ................... 54,235
1,500 SMS Co. Ltd. ................. 41,239
101,500 Sodick Co. Ltd. ................ 707,915
1,900 Softcreate Holdings Corp. ........ 60,381
7,200 Sohgo Security Services Co. Ltd. ... 261,126
1,900 Soken Chemical & Engineering Co.
Ltd. ..................... 26,924
94,213 Soliton Systems KK ............. 1,049,562
15,300 Sprix Ltd. .................... 192,892
2,100 ST Corp. ..................... 27,597
61,275 Stanley Electric Co. Ltd. ......... 1,432,264
4,100 Star Mica Holdings Co. Ltd. ...... 49,592
127,200 Star Micronics Co. Ltd. .......... 1,613,127
64,000 Starts Corp., Inc. ............... 1,393,442
6,700 Studio Alice Co. Ltd. ............ 125,645
327,280 Sumitomo Chemical Co. Ltd. ..... 1,650,490
65,500 Sumitomo Dainippon Pharma Co.
Ltd. ..................... 712,918
21,600 Sumitomo Riko Co. Ltd. ......... 110,488
47,200 Sumitomo Rubber Industries Ltd. .. 491,154
3,000 Sumitomo Seika Chemicals Co. Ltd. 80,443
4,500 Sun Corp. .................... 74,832
55,500 Sun Frontier Fudousan Co. Ltd. .... 503,759
35,000 Sun-Wa Technos Corp. .......... 400,568
5,600 Taiho Kogyo Co. Ltd. ........... 38,882
26,640 Taiyo Yuden Co. Ltd. ............ 1,293,937
4,000 Takamatsu Construction Group Co.
Ltd. ..................... 69,310

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
JAPAN (continued)
3,200 Takaoka Toko Co. Ltd. .......... $ 39,319
14,300 Takara & Co. Ltd. .............. 225,182
583,600 Takara Leben Co. Ltd. ........... 1,590,256
18,100 Takara Standard Co. Ltd. ......... 215,489
16,800 Takasago International Corp. ...... 411,933
4,800 Takeuchi Manufacturing Co. Ltd. .. 119,974
124,400 Tamron Co. Ltd. ............... 2,711,727
114,100 Tanseisha Co. Ltd. .............. 716,268
20,100 TDC Soft, Inc. ................ 184,219
1,200 Techno Medica Co. Ltd. ......... 16,664
24,500 Teikoku Electric Manufacturing Co.
Ltd. ..................... 281,661
2,200 Tekken Corp. ................. 34,650
91,300 Temairazu, Inc. ................ 3,410,929
19,187 T-Gaia Corp. .................. 278,370
2,700 Thine Electronics, Inc. ........... 21,820
51,580 TIS, Inc. ..................... 1,356,588
11,500 Toa Corp. .................... 80,124
1,700 TOA ROAD Corp. ............. 73,930
85,800 TOC Co. Ltd. ................. 534,170
88,265 Tochigi Bank Ltd. (The) .......... 171,374
109,600 Toho Holdings Co. Ltd. .......... 1,713,711
8,400 Tokai Corp. ................... 131,982
216,140 TOKAI Holdings Corp. .......... 1,656,122
22,100 Tokai Rika Co. Ltd. ............. 287,907
19,475 Token Corp. .................. 1,577,516
134,485 Tokyo Gas Co. Ltd. ............. 2,715,487
31,400 Tokyo Keiki, Inc. ............... 276,878
136,670 Tokyo Seimitsu Co. Ltd. ......... 5,797,049
23,900 Tokyo Tekko Co. Ltd. ........... 273,709
276,245 Tokyu Fudosan Holdings Corp. .... 1,513,321
58,085 TOMONY Holdings, Inc. ........ 164,713
280,690 Tomy Co. Ltd. ................ 2,740,272
800 Tonami Holdings Co. Ltd. ........ 26,026
57,000 Topcon Corp. ................. 773,642
1,800 Torex Semiconductor Ltd. ........ 42,172
3,100 Torishima Pump Manufacturing Co.
Ltd. ..................... 25,029
111,900 Tosei Corp. ................... 1,024,513
566,739 Toshiba Corp. ................. 23,468,688
39,855 Toshiba TEC Corp. ............. 1,501,707
9,900 Tow Co. Ltd. .................. 25,919
206,825 Towa Pharmaceutical Co. Ltd. ..... 5,072,914
6,600 Toyo Denki Seizo KK ........... 56,637
18,700 Toyo Machinery & Metal Co. Ltd. .. 94,703
6,800 Toyo Tanso Co. Ltd. ............ 174,846
13,600 TPR Co. Ltd. ................. 172,326
113,800 Transcosmos, Inc. .............. 2,900,334
27,105 Trend Micro, Inc. .............. 1,437,991
2,900 Trinity Industrial Corp. .......... 20,062
2,400 Trusco Nakayama Corp. ......... 51,077
66,000 Tsubakimoto Chain Co. ......... 1,848,328
57,400 Tsukuba Bank Ltd. ............. 93,925
Shares Value
JAPAN (continued)
11,200 TV Asahi Holdings Corp. ........ $ 145,667
237,800 Ubicom Holdings, Inc. .......... 4,546,608
9,800 Uchida Yoko Co. Ltd. ........... 388,031
27,700 Ulvac, Inc. ................... 1,409,420
5,600 Union Tool Co. ................ 181,493
34,400 UNITED, Inc. ................ 576,125
17,500 Unitika Ltd.(a) ................ 47,021
98,440 USS Co. Ltd. ................. 1,606,609
15,500 V Technology Co. Ltd. .......... 471,994
3,200 Vector, Inc. ................... 27,181
517,700 Wacom Co. Ltd. ............... 3,760,449
2,800 Wakita & Co. Ltd. ............. 24,706
1,800 Warabeya Nichiyo Holdings Co. Ltd. 30,562
800 WDB coco Co. Ltd. ............ 34,747
17,400 WDB Holdings Co. Ltd. ......... 409,952
50,800 Will Group, Inc. ............... 546,958
83,700 World Holdings Co. Ltd. ......... 1,690,749
32,000 Xebio Holdings Co. Ltd. ......... 250,821
126,300 YAMABIKO Corp. ............. 1,151,854
2,200 YAMADA Consulting Group Co. Ltd. 20,983
30,970 Yamaha Corp. ................. 1,410,844
62,315 Yamaha Motor Co. Ltd. .......... 1,483,940
80,000 Yamaichi Electronics Co. Ltd. ..... 1,446,740
43,500 Yamanashi Chuo Bank Ltd. (The) ... 354,013
64,835 Yamato Holdings Co. Ltd. ........ 1,380,613
152,620 Yamazen Corp. ................ 1,327,763
100,220 Yellow Hat Ltd. ................ 1,389,551
95,410 Yokohama Rubber Co. Ltd. (The) ... 1,390,944
6,500 Yonex Co. Ltd. ................ 40,558
3,200 Yorozu Corp. .................. 26,906
1,600 Yuasa Trading Co. Ltd. .......... 40,491
13,500 Yushin Precision Equipment Co. Ltd. 82,678
33,900 Zenrin Co. Ltd. ................ 284,694
27,400 ZERIA Pharmaceutical Co. Ltd. .... 458,200
99,500 ZIGExN Co. Ltd. .............. 250,379
900 Zuken, Inc. ................... 23,281
648,095,354
JERSEY CHANNEL ISLANDS — 0.2%
334,564 Novocure Ltd.(a) ............... 22,967,819
LUXEMBOURG — 0.0%
29,435 APERAM SA ................. 1,658,649
12,365 Eurofins Scientific SE ........... 1,241,481
21,060 Stabilus SA ................... 1,418,212
4,318,342
NETHERLANDS — 1.7%
108,662 Aalberts NV .................. 6,642,522
32,440 Arcadis NV ................... 1,420,064
22,258 Argenx SE(a) .................. 5,956,059
113,486 ASM International NV .......... 38,991,577
153,631 ASR Nederland NV ............. 7,143,165
214,517 BE Semiconductor Industries NV .. 17,986,901

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
NETHERLANDS (continued)
110,691 Boskalis Westminster ............ $ 3,133,652
37,024 Brunel International NV ......... 454,948
210,314 Eurocommercial Properties NV REIT 5,085,901
187,057 Heijmans NV ................. 3,013,570
91,679 IMCD NV ................... 15,770,617
3,966 Kendrion NV ................. 91,649
2,383,921 Koninklijke BAM Groep NV(a) .... 7,959,816
81,289 Koninklijke DSM NV ........... 15,238,473
497,600 Koninklijke KPN NV ........... 1,641,337
1,880 Nedap NV ................... 131,016
28,620 NN Group NV ................ 1,601,636
129,065 OCI NV(a) ................... 3,532,237
27,805 QIAGEN NV(a) ............... 1,374,464
32,960 Signify NV(b)(c) ............... 1,745,856
121,554 TKH Group NV ............... 7,014,152
42,931 Van Lanschot Kempen NV ....... 1,081,480
31,844 Vastned Retail NV REIT ......... 891,384
147,902,476
NEW ZEALAND — 0.5%
1,326,237 Argosy Property Ltd. REIT ....... 1,304,851
1,249,566 Fletcher Building Ltd. ........... 5,280,233
1,004,743 Fletcher Building Ltd. ........... 4,273,250
75,764 Skellerup Holdings Ltd. .......... 294,393
177,372 SKY Network Television Ltd.(a) .... 282,028
493,955 Spark New Zealand Ltd. ......... 1,411,789
31,000 Warehouse Group Ltd. (The) ...... 61,155
365,983 Xero Ltd.(a) .................. 29,646,621
42,554,320
NORWAY — 0.3%
103,126 2020 Bulkers Ltd. .............. 1,258,840
520,384 ABG Sundal Collier Holding ASA .. 504,129
49,155 Aker BP ASA .................. 1,703,183
8,478 American Shipping Co. ASA ...... 31,402
206 Atea ASA .................... 3,489
131,350 Austevoll Seafood ASA ........... 1,739,599
350,506 B2Holding ASA ............... 379,571
200,771 Belships ASA .................. 304,144
4,347 Bouvet ASA .................. 33,483
1,843,355 DNO ASA ................... 2,706,556
6,111 Elektro Importoren AS .......... 55,483
144,170 FLEX LNG Ltd. ............... 2,848,485
202,020 Leroy Seafood Group ASA ........ 1,683,951
1,727 Medistim ASA ................. 59,334
65,335 Mowi ASA ................... 1,603,577
775,200 MPC Container Ships AS(a) ...... 2,631,983
91,127 OKEA ASA(a) ................. 309,797
14,768 Olav Thon Eiendomsselskap ASA ... 321,349
11,425 Pareto Bank ASA ............... 81,408
46 Sparebanken More .............. 2,501
157,160 Storebrand ASA ................ 1,675,542
1 TGS ASA .................... 11
21,970 TOMRA Systems ASA .......... 1,098,392
Shares Value
NORWAY (continued)
38,882 Veidekke ASA ................. $ 581,175
400,150 Wallenius Wilhelmsen ASA(a) ..... 2,168,087
2,055 Wilh Wilhelmsen Holding ASA - Class
A ...................... 49,971
30,455 Yara International ASA .......... 1,563,799
25,399,241
PERU — 0.1%
645,000 Cia de Minas Buenaventura SAA -
ADR(a) .................. 5,224,500
POLAND — 0.2%
256,165 Grupa Lotos SA(a) .............. 3,442,043
1,750,123 PGE Polska Grupa Energetyczna SA(a) 3,296,932
369,073 Polski Koncern Naftowy ORLEN SA 6,450,463
3,097,256 Tauron Polska Energia SA(a) ...... 1,833,018
15,022,456
PORTUGAL — 0.1%
245,620 Altri SGPS SA ................. 1,570,951
264,861 CTT-Correios de Portugal SA ..... 1,293,904
412,020 Navigator Co. SA (The) .......... 1,554,359
538,390 REN - Redes Energeticas Nacionais
SGPS SA ................. 1,535,063
1,361,735 Sonae SGPS SA ................ 1,564,638
7,518,915
RUSSIA — 0.7%
3,531,360 Alrosa PJSC .................. 5,194,997
1,189,126,065 Federal Grid Co. Unified Energy
System PJSC .............. 2,201,584
4,480,742 Gazprom PJSC ................ 19,360,054
1,373,778 Gazprom PJSC - ADR ........... 11,959,169
112,793 Magnit PJSC .................. 7,357,890
532,967 Mobile TeleSystems PJSC ........ 1,991,501
217,810,135 ROSSETI PJSC ............... 2,952,428
1,641,600 Rostelecom PJSC ............... 1,581,689
461,432,194 RusHydro PJSC ............... 4,384,169
13,369,855 Surgutneftegas PJSC ............ 6,302,457
243,969 VK Co. Ltd. - GDR(a)(b) ........ 1,934,624
65,220,562
SINGAPORE — 0.3%
253,600 APAC Realty Ltd. .............. 121,325
713,955 Ascendas Real Estate Investment Trust
REIT ................... 1,464,209
8,959 Asian Pay Television Trust - Units ... 903
46,580 China Sunsine Chemical Holdings
Ltd. ..................... 16,072
1,521,840 ComfortDelGro Corp. Ltd. ....... 1,536,649
1,398,000 CSE Global Ltd. ............... 492,346
1,408,785 First Resources Ltd. ............. 1,728,052
161,700 Food Empire Holdings Ltd. ....... 79,841
1,215,700 Geo Energy Resources Ltd. ....... 330,268
91,500 Hanwell Holdings Ltd. .......... 27,141

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
SINGAPORE (continued)
34 Ho Bee Land Ltd. .............. $ 71
17,703 Hong Leong Asia Ltd. ........... 10,678
85,400 Hour Glass Ltd. (The) ........... 119,958
36,156 Hyphens Pharma International Ltd. . 7,938
325,500 InnoTek Ltd. .................. 166,213
94,300 ISDN Holdings Ltd. ............ 45,699
32,990 Kenon Holdings Ltd. ............ 1,854,660
219,700 Kimly Ltd. ................... 66,638
219,700 LHN Ltd. .................... 50,622
68,690 OM Holdings Ltd.(a) ........... 43,203
135,200 Oxley Holdings Ltd. ............ 18,126
413,070 Parkway Life Real Estate Investment
Trust REIT ............... 1,469,079
370,900 Propnex Ltd.(b) ................ 443,834
73,920 Q&M Dental Group Singapore Ltd. 31,214
3,370,395 Raffles Medical Group Ltd. ....... 3,200,140
741,500 Rex International Holding Ltd.(a) .. 185,934
304,400 RHT Health Trust REIT(a)(d)(e) ... 4,281
6,061,400 Riverstone Holdings Ltd. ......... 3,166,348
1,427,910 Sheng Siong Group Ltd. ......... 1,577,957
587,300 Singapore Medical Group Ltd. ..... 126,273
557,690 Singapore Technologies Engineering
Ltd. ..................... 1,550,077
467,900 Starhill Global REIT ............ 215,446
1,555,950 StarHub Ltd. .................. 1,487,792
1,203,000 UMS Holdings Ltd. ............ 1,080,108
296,260 UOL Group Ltd. ............... 1,606,611
114,770 Venture Corp. Ltd. ............. 1,503,687
68,400 Wing Tai Holdings Ltd. .......... 89,444
1,118,600 Yanlord Land Group Ltd. ......... 956,322
26,875,159
SOUTH AFRICA — 0.2%
579,261 Remgro Ltd. .................. 5,001,519
2,043,616 Sappi Ltd.(a) .................. 5,730,335
527,065 Shoprite Holdings Ltd. .......... 7,211,248
17,943,102
SOUTH KOREA — 0.9%
23,209 Green Cross Corp. .............. 3,436,259
161,394 GS Engineering & Construction Corp. 5,370,959
124,679 Hankook Tire & Technology Co. Ltd. 3,520,583
70,221 Hyundai Department Store Co. Ltd. 4,228,996
137,051 Hyundai Engineering & Construction
Co. Ltd. ................. 4,908,099
102,010 KB Financial Group, Inc. ......... 5,055,585
94,348 Kia Corp. .................... 6,578,485
62,952 Korea Shipbuilding & Offshore
Engineering Co. Ltd.(a) ...... 4,255,704
51,649 LG Electronics, Inc. ............. 5,611,279
17,209 Lotte Chemical Corp. ........... 2,829,897
56,652 OCI Co. Ltd.(a) ............... 4,263,716
401,995 Samsung Engineering Co. Ltd.(a) ... 7,355,947
1,163,031 Samsung Heavy Industries Co. Ltd.(a) 5,055,219
Shares Value
SOUTH KOREA (continued)
82,412 Samsung Life Insurance Co. Ltd. ... $ 4,174,076
32,924 Samsung SDS Co. Ltd. .......... 3,908,241
157,641 Shinhan Financial Group Co. Ltd. .. 5,049,113
572,093 SK Networks Co. Ltd. ........... 2,166,549
77,768,707
SPAIN — 0.5%
120,445 Acerinox SA .................. 1,534,859
1,441,338 Almirall SA ................... 18,551,755
313,884 Atresmedia Corp. de Medios de
Comunicacion SA .......... 1,220,636
79,300 Cia de Distribucion Integral Logista
Holdings SA .............. 1,604,399
38,105 Construcciones y Auxiliar de
Ferrocarriles SA ............ 1,508,040
181 Corp. Financiera Alba SA ......... 10,651
79,691 Ebro Foods SA ................ 1,476,740
66,640 Enagas SA .................... 1,440,894
464,669 Faes Farma SA ................. 1,791,190
39,905 Fluidra SA .................... 1,270,660
65,839 Laboratorios Farmaceuticos Rovi SA . 4,834,146
802,937 Linea Directa Aseguradora SA Cia de
Seguros y Reaseguros ........ 1,441,352
291,603 Mediaset Espana Comunicacion SA(a) 1,365,426
72,720 Red Electrica Corp. SA .......... 1,465,906
24,575 Viscofan SA .................. 1,490,178
41,006,832
SWEDEN — 1.6%
645,025 AAK AB ..................... 12,082,211
253,855 AcadeMedia AB(b)(c) ........... 1,473,730
5,722 Alcadon Group AB(a) ........... 57,655
39,215 Alfa Laval AB ................. 1,324,730
51 Alligo AB - Class B ............. 1,074
32,400 Annehem Fastigheter AB - Class B(a) 122,043
704,897 Arjo AB - Class B .............. 7,044,694
65,333 Avanza Bank Holding AB ........ 2,067,040
19,530 Beijer Alma AB ................ 496,295
300,938 Bilia AB - Class A .............. 4,516,487
84,475 BillerudKorsnas AB ............. 1,343,151
44,759 BioGaia AB - Class B ............ 2,433,477
84,878 Biotage AB ................... 1,733,107
3,437 Bjorn Borg AB ................ 16,679
40,525 Boliden AB ................... 1,640,961
685 BTS Group AB - Class B ......... 25,639
30,495 Bufab AB .................... 1,150,060
201,650 Byggmax Group AB ............. 1,587,844
34,354 Catella AB .................... 152,184
21,079 Clas Ohlson AB - Class B ........ 255,466
544,590 Cloetta AB - Class B ............ 1,441,280
6,424 C-RAD AB - Class B(a) .......... 36,037
336,228 Dios Fastigheter AB ............. 3,742,944
7,721 Doro AB(a) ................... 23,453
64,570 Electrolux AB - Class B .......... 1,343,521

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
SWEDEN (continued)
352,939 Elekta AB - Class B ............. $ 3,612,051
21,363 Fagerhult AB .................. 133,185
15,166 Ferronordic AB ................ 435,931
650 Fortinova Fastigheter AB ......... 3,801
3,469,410 Fortnox AB ................... 17,840,552
400 GARO AB(b) ................. 7,471
516,104 Getinge AB - Class B ............ 20,177,383
7,993 Hanza Holding AB ............. 42,753
35,145 HMS Networks AB ............. 1,838,066
49,646 Humana AB(a) ................ 342,587
98,250 Husqvarna AB - Class B .......... 1,366,065
52,745 Indutrade AB ................. 1,312,180
98,190 Instalco AB(b) ................. 713,774
162,391 Inwido AB ................... 2,841,716
45,575 Kinnevik AB - Class B(a) ......... 1,362,174
15,587 Lagercrantz Group AB - Class B .... 176,422
53,645 Lifco AB - Class B .............. 1,257,452
238,765 Lindab International AB ......... 6,931,658
42,915 Lundin Energy AB .............. 1,745,263
15,279 Medicover AB - Class B .......... 452,792
124,887 Mekonomen AB(a) ............. 1,843,437
13,502 NCAB Group AB .............. 104,124
110 Nederman Holding AB .......... 2,203
630,193 Net Insight AB - Class B(a) ....... 364,422
137,504 New Wave Group AB - Class B .... 2,092,456
105,765 Nibe Industrier AB - Class B ...... 1,005,250
1,314 Nilorngruppen AB - Class B ...... 11,402
4,548 Nobia AB .................... 24,851
430,802 Nolato AB - Class B ............. 4,414,561
81,900 Nordnet AB publ ............... 1,276,417
24,037 NP3 Fastigheter AB ............. 748,081
6,143 OEM International AB - Class B ... 111,317
21,528 Proact IT Group AB ............ 174,905
11,639 QleanAir AB .................. 71,040
692,169 Ratos AB - Class B .............. 3,633,357
2,650 RaySearch Laboratories AB(a) ..... 13,140
61,440 Saab AB - Class B .............. 1,456,989
113,724 Sectra AB - Class B ............. 1,873,237
113,940 Securitas AB - Class B ........... 1,376,196
61,290 Skanska AB - Class B ............ 1,500,556
24,081 Softronic AB - Class B ........... 67,049
3,025 Studsvik AB .................. 34,673
33,487 Svedbergs i Dalstorp AB - Class B .. 260,039
158,700 Svolder AB - Class B ............ 1,218,557
198,900 Swedish Match AB ............. 1,538,945
206,668 Swedish Orphan Biovitrum AB(a) .. 4,062,771
31,857 Systemair AB .................. 304,000
112,340 Tele2 AB - Class B .............. 1,634,554
59,684 Tethys Oil AB ................. 436,927
11,042 Transtema Group AB(a) .......... 45,613
4,449 Troax Group AB ............... 155,860
1,497 VBG Group AB - Class B ........ 27,992
45,158 Vitrolife AB .................. 1,857,005
Shares Value
SWEDEN (continued)
29,466 Volati AB(b) .................. $ 585,399
143,032,363
SWITZERLAND — 2.7%
372,085 Alcon, Inc. ................... 28,690,963
10,788 ALSO Holding AG ............. 3,035,965
117,666 Arbonia AG .................. 2,844,985
101,147 Ascom Holding AG(a) ........... 1,324,572
2,100 Bachem Holding AG - Class B ..... 1,252,674
87,858 Baloise Holding AG ............. 15,390,663
6,842 Barry Callebaut AG ............. 15,706,690
29,311 Belimo Holding AG ............ 16,186,131
2,908 Bellevue Group AG ............. 132,927
12,075 BKW AG .................... 1,440,499
13,973 Bobst Group SA(a) ............. 1,186,619
10,287 Bossard Holding AG - Class A ..... 3,225,224
18,341 Bucher Industries AG ........... 8,444,842
21,916 Burckhardt Compression Holding AG 10,365,660
606 Burkhalter Holding AG .......... 41,999
1,110 Bystronic AG ................. 1,458,872
1,678 Calida Holding AG ............. 89,566
74,925 Clariant AG .................. 1,588,042
1,562 Coltene Holding AG ............ 186,123
59,956 Comet Holding AG ............. 19,126,959
13,037 dormakaba Holding AG ......... 7,464,954
15,136 EFG International AG ........... 115,932
266 Energiedienst Holding AG ........ 13,427
1,573 Feintool International Holding AG(a) 91,285
995,670 Ferrexpo Plc .................. 3,269,967
21,065 Galenica AG(b)(c) .............. 1,487,693
1,985 Geberit AG ................... 1,348,670
8,710 Georg Fischer AG .............. 12,736,786
1,410,311 Glencore Plc .................. 7,347,180
37,472 Huber + Suhner AG ............ 3,411,533
52 Ina Invest Holding AG(a) ........ 1,054
3,016 Inficon Holding AG ............ 3,683,929
1,339 Investis Holding SA(b) .......... 156,211
59 Kardex Holding AG ............ 16,377
11,005 Komax Holding AG(a) .......... 3,394,479
8,388 Kudelski SA .................. 29,021
159 LEM Holding SA .............. 397,837
17,897 Leonteq AG .................. 1,286,583
92 Metall Zug AG - Class B ......... 189,643
32,141 Mobilezone Holding AG ......... 502,278
5,033 Mobimo Holding AG ........... 1,646,979
165,490 OC Oerlikon Corp. AG .......... 1,606,824
19 Orell Fuessli AG ............... 1,855
135 Phoenix Mecano AG ............ 58,059
48,339 PSP Swiss Property AG .......... 5,861,300
348,937 Quotient Ltd.(a) ............... 565,278
9,891 Rieter Holding AG(a) ........... 1,999,410
40,621 SFS Group AG ................ 5,926,524
13,446 Siegfried Holding AG ........... 10,886,197

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
SWITZERLAND (continued)
1,115 SKAN Group AG .............. $ 87,922
4,020 Sonova Holding AG ............ 1,432,085
2,367 Swissquote Group Holding SA ..... 402,665
42,077 Tecan Group AG ............... 20,458,358
97,938 Temenos AG .................. 11,739,322
3,140 VAT Group AG(b)(c) ........... 1,280,516
385 Vontobel Holding AG ........... 31,909
1,976 V-ZUG Holding AG(a) .......... 243,778
843 Ypsomed Holding AG ........... 157,572
16,997 Zehnder Group AG ............. 1,555,769
244,607,136
TAIWAN — 0.9%
6,172,000 Acer, Inc. .................... 6,400,858
1,831,000 ASE Technology Holding Co. Ltd. .. 6,668,669
6,150,100 AU Optronics Corp. ............ 4,572,155
2,226,018 Cheng Shin Rubber Industry Co. Ltd. 2,798,434
9,150,432 China Petrochemical Development
Corp.(a) ................. 4,072,415
1,645,000 ENNOSTAR, Inc.(a) ............ 5,450,976
1,067,000 Everlight Electronics Co. Ltd. ..... 2,116,083
1,644,000 Hon Hai Precision Industry Co. Ltd. 6,146,797
2,247,000 HTC Corp.(a) ................. 5,318,629
8,110,500 Innolux Corp. ................. 5,094,300
2,741,431 International CSRC Investment
Holdings Co. .............. 2,471,645
4,243,000 Inventec Corp. ................ 3,891,922
1,363,000 Pegatron Corp. ................ 3,426,162
303,000 Phison Electronics Corp. ......... 5,021,940
6,722,000 Qisda Corp. .................. 7,277,471
5,777,000 Winbond Electronics Corp. ....... 6,447,762
4,812,696 Wistron Corp. ................. 5,470,428
82,646,646
THAILAND — 0.5%
11,652,166 Banpu Public Co. Ltd. - FOR ..... 3,905,646
176,442 Fabrinet(a) ................... 19,966,177
43,105,207 IRPC Public Co. Ltd. - FOR ...... 4,959,935
5,002,000 Italian-Thai Development Public Co.
Ltd. - FOR(a) ............. 326,788
3,299,558 PTT Global Chemical Public Co. Ltd.
- FOR ................... 5,658,555
396,032 Siam Cement Public Co. Ltd. (The) -
FOR .................... 4,600,297
1,731,183 Thai Oil Public Co. Ltd. - FOR .... 2,759,004
42,176,402
TURKEY — 0.7%
1,843,327 Arcelik AS .................... 7,133,290
6,634,452 Dogan Sirketler Grubu Holding AS . 1,506,851
18,659,402 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS REIT .......... 3,385,309
4,729,940 Eregli Demir ve Celik Fabrikalari TAS 9,759,364
4,092,900 Haci Omer Sabanci Holding AS .... 4,688,967
Shares Value
TURKEY (continued)
7,551,154 Petkim Petrokimya Holding AS(a) .. $ 4,903,286
1,473,215 Tekfen Holding AS ............. 2,798,496
3,078,894 Turkcell Iletisim Hizmetleri AS .... 4,342,158
10,282,129 Turkiye Is Bankasi AS - Class C .... 6,486,983
589,180 Turkiye Petrol Rafinerileri AS(a) .... 7,589,084
22,097,183 Yapi ve Kredi Bankasi AS ......... 6,781,701
59,375,489
UNITED KINGDOM — 6.5%
78,840 3i Group Plc .................. 1,468,301
473,765 abrdn Plc .................... 1,549,395
3,659 accesso Technology Group Plc(a) ... 37,354
2,423,060 Adaptimmune Therapeutics Plc -
ADR(a) .................. 7,075,335
37,110 Admiral Group Plc ............. 1,577,946
42,832 Advanced Medical Solutions Group
Plc ..................... 170,702
16,717 AG Barr Plc ................... 111,231
1,023,778 Alliance Pharma Plc ............. 1,498,609
2,184,420 Alphawave IP Group Plc(a) ....... 4,713,578
2,756 Aptitude Software Group Plc ...... 19,908
408,574 ASOS Plc(a) .................. 12,258,531
158,530 Auto Trader Group Plc(b)(c) ...... 1,436,542
71,207 AVEVA Group Plc .............. 2,825,626
1,603,759 B&M European Value Retail SA ... 12,280,981
1,763,414 Balfour Beatty Plc .............. 6,044,878
158,174 Beazley Plc(a) ................. 1,050,150
19,959 Belvoir Group Plc .............. 70,185
24,100 Berkeley Group Holdings Plc ...... 1,375,387
73,212 Big Yellow Group Plc REIT ....... 1,477,222
27,727 Bloomsbury Publishing Plc ....... 142,308
5,522,351 boohoo Group Plc(a) ............ 8,010,208
5,000 Braemar Shipping Services Plc ..... 17,910
134,494 Brewin Dolphin Holdings Plc ..... 597,166
27,923 Brickability Group Plc ........... 35,846
1,027,860 Britvic Plc .................... 12,614,669
64,580 Burberry Group Plc ............. 1,638,328
141,646 Bytes Technology Group Plc ...... 887,795
28,735 Capricorn Energy Plc(a) .......... 80,115
12,411 Cazoo Group Ltd.(a) ............ 58,828
14,468 Central Asia Metals Plc .......... 43,473
1,746,270 Centrica Plc(a) ................ 1,717,048
380,893 Ceres Power Holdings Plc(a) ...... 3,184,723
10,247 Cerillion Plc .................. 108,578
359,900 Chemring Group Plc ............ 1,333,283
5,548 Chesnara Plc .................. 21,142
1,204,995 Civitas Social Housing Plc REIT(b) . 1,566,562
35,257 Clarkson Plc .................. 1,569,217
164,872 Clipper Logistics Plc ............ 1,497,758
572,736 CLS Holdings Plc REIT ......... 1,735,300
80,970 CNH Industrial NV ............ 1,234,152
63,918 Computacenter Plc ............. 2,301,624
46,578 Concentric AB ................ 1,318,144

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
9,983,441 ConvaTec Group Plc(b)(c) ........ $ 23,701,951
7,431 Craneware Plc ................. 189,631
13,953 Crest Nicholson Holdings Plc ..... 60,654
11,545 Croda International Plc .......... 1,246,838
166,601 CVS Group Plc ................ 4,425,259
71,669 Dechra Pharmaceuticals Plc ....... 4,025,581
10,545 Devro Plc .................... 31,550
45,700 DFS Furniture Plc .............. 146,513
34,968 Dignity Plc(a) ................. 312,416
410,530 Direct Line Insurance Group Plc ... 1,692,259
251,390 Domino's Pizza Group Plc ........ 1,317,928
87,434 dotdigital group Plc ............. 173,907
1,931,507 Drax Group Plc ................ 15,736,119
2,500 Eco Animal Health Group Plc ..... 7,583
136,519 EKF Diagnostics Holdings Plc ..... 115,715
1,683,858 Electrocomponents Plc .......... 25,495,024
231,087 Elementis Plc(a) ............... 445,907
79,118 EMIS Group Plc ............... 1,403,890
1,306 Epwin Group Plc ............... 1,754
341,992 Ergomed Plc(a) ................ 5,225,830
189,285 Evraz Plc ..................... 1,285,931
135,738 FDM Group Holdings Plc ........ 1,985,309
8,850 Ferguson Plc .................. 1,392,022
131,893 Firstgroup Plc(a) ............... 181,643
19,537 Focusrite Plc .................. 349,600
311,082 Frasers Group Plc(a) ............ 3,090,105
19,420 Galliford Try Holdings Plc ........ 46,117
235,343 Genus Plc .................... 12,148,217
92,308 Go-Ahead Group Plc (The)(a)(d) ... 828,047
207,358 Greggs Plc .................... 7,520,314
685,172 Gulf Keystone Petroleum Ltd. ..... 2,050,321
408,588 Halfords Group Plc ............. 1,801,973
36,690 Halma Plc .................... 1,243,559
5,585 Hargreaves Services Plc .......... 38,027
12,665 Harworth Group Plc ............ 31,776
77,571 Headlam Group Plc ............. 464,960
65,780 Hill & Smith Holdings Plc ....... 1,331,845
726,325 HomeServe Plc ................ 7,486,495
2,154,341 Howden Joinery Group Plc ....... 23,767,642
191,356 Hunting Plc .................. 556,377
475,906 IMI Plc ...................... 10,633,070
100,750 Impact Healthcare REIT Plc(b) .... 156,337
17,004 Impax Asset Management Group Plc 251,548
500,292 Inchcape Plc .................. 5,704,939
201,995 Indivior Plc(a) ................. 614,955
20,565 Intertek Group Plc ............. 1,492,412
943,965 IP Group Plc .................. 1,240,658
1,570,470 ITM Power Plc(a) .............. 5,828,145
416,995 J Sainsbury Plc ................ 1,638,603
1,746 James Halstead Plc .............. 6,792
4,065,230 JD Sports Fashion Plc ........... 10,423,936
1,666,602 JET2 Plc(a) ................... 29,681,441
7,049 Joules Group Plc(a) ............. 11,237
Shares Value
UNITED KINGDOM (continued)
906,431 Just Group Plc(a) ............... $ 1,054,796
298,849 Kainos Group Plc .............. 6,143,792
69,678 Keller Group Plc ............... 799,515
56,356 Kin & Carta Plc(a) ............. 176,315
7,159 Liontrust Asset Management Plc ... 156,951
136,971 LondonMetric Property Plc REIT .. 493,518
360,123 Lookers Plc(a) ................. 454,047
33,599 M&C Saatchi Plc(a) ............ 84,213
28,648 Macfarlane Group Plc ........... 48,735
3,036,980 Man Group Plc ................ 7,933,585
716,755 Marks & Spencer Group Plc(a) .... 2,121,172
113,287 Micro Focus International Plc ..... 696,957
63,320 Mondi Plc .................... 1,584,215
519,100 Moneysupermarket.com Group Plc . 1,326,555
709,647 Moonpig Group Plc(a) ........... 3,015,212
349,602 Morgan Advanced Materials Plc .... 1,512,745
21,090 Morgan Sindall Group Plc ........ 609,361
33,235 Next Fifteen Communications Group
Plc ..................... 554,589
715,192 Ninety One Plc ................ 2,516,284
484 Norcros Plc ................... 2,002
8,750 Numis Corp. Plc ............... 37,899
3,144,199 Ocado Group Plc(a) ............ 64,064,931
510,237 Orchard Therapeutics Plc - ADR(a) . 520,442
513,474 Oxford Biomedica Plc(a) ......... 5,858,905
41,032 Oxford Instruments Plc .......... 1,214,965
96,831 Oxford Metrics Plc ............. 144,455
2,023,972 Oxford Nanopore Technologies Plc(a) 13,296,155
227,800 Pagegroup Plc ................. 1,797,498
206,255 Paragon Banking Group Plc ....... 1,588,648
5,827 Patisserie Holdings Plc(a)(d) ....... 0
40,710 Persimmon Plc ................ 1,326,312
138,251 Pharos Energy Plc(a) ............ 47,543
128,156 Polar Capital Holdings Plc ........ 1,090,215
36,420 Rathbones Group Plc ............ 919,594
165,065 Redrow Plc ................... 1,390,614
10,616 Renew Holdings Plc ............ 103,791
137,598 Renishaw Plc .................. 8,496,651
754,450 Rightmove Plc ................. 6,649,346
12,337 RM Plc ...................... 30,949
805 Robert Walters Plc .............. 7,982
5,217,980 Rotork Plc .................... 23,982,500
2,384,148 Royal Mail Plc ................. 14,246,864
96,202 RPS Group Plc ................ 145,553
437,248 Safestore Holdings Plc REIT ...... 7,496,789
135,410 Sage Group Plc (The) ............ 1,323,224
53,484 Sanderson Design Group Plc ...... 121,075
123,587 Savills Plc .................... 2,252,096
82,465 Segro Plc REIT ................ 1,453,839
95,167 Senior Plc(a) .................. 172,270
297,686 Serica Energy Plc ............... 1,034,696
1,032,470 SIG Plc(a) .................... 575,230
197,136 Smiths Group Plc .............. 4,155,152

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
31,590 Spectris Plc ................... $ 1,441,569
150,092 Speedy Hire Plc ................ 116,216
7,410 Spirax-Sarco Engineering Plc ...... 1,335,695
500,763 Spirent Communications Plc ...... 1,672,321
26,063 Springfield Properties Plc ......... 54,238
823,428 St. James's Place Plc ............. 16,997,563
356,890 SThree Plc .................... 2,266,134
9,253 Stolt-Nielsen Ltd. .............. 167,550
292,250 Synthomer Plc ................. 1,442,834
71,198 Telecom Plus Plc ............... 1,442,613
1,317,623 THG Plc(a) ................... 2,348,737
2,130,648 Trainline Plc(a)(b)(c) ............ 6,450,420
199,497 Travis Perkins Plc ............... 4,047,815
60,862 Vertu Motors Plc ............... 54,431
233,385 Victrex Plc ................... 6,500,767
6,389 Vitec Group Plc (The) ........... 110,344
120,814 Volution Group Plc ............. 818,597
417,804 Watkin Jones Plc ............... 1,496,042
65,240 Wincanton Plc ................ 340,605
536,125 YouGov Plc ................... 8,356,041
574,087,974
UNITED STATES — 42.2%
589,055 A.O. Smith Corp. .............. 45,015,583
361,907 Advance Auto Parts, Inc. ......... 83,785,090
159,744 AeroVironment, Inc.(a) .......... 9,092,628
243,923 Agilysys, Inc.(a) ................ 9,283,709
105,000 Albany International Corp. - Class A 8,789,550
409,101 Alnylam Pharmaceuticals, Inc.(a) ... 56,292,298
465,000 Altra Industrial Motion Corp. ..... 22,450,200
87,999 Ambarella, Inc.(a) .............. 12,333,060
137,659 ANSYS, Inc.(a) ................ 46,805,437
306,699 Appian Corp.(a) ............... 17,288,623
125,000 Asana, Inc. - Class A(a) .......... 6,560,000
367,250 Aspen Technology, Inc.(a) ........ 55,146,260
240,000 AtriCure, Inc.(a) ............... 15,753,600
97,330 Avanos Medical, Inc.(a) .......... 2,945,206
145,712 Axon Enterprise, Inc.(a) .......... 20,389,480
175,000 Axonics, Inc.(a) ................ 8,300,250
615,000 Barnes Group, Inc. ............. 27,779,550
207,681 Benefitfocus, Inc.(a) ............. 2,313,566
489,003 BioCryst Pharmaceuticals, Inc.(a) ... 7,555,096
232,955 Blackbaud, Inc.(a) .............. 15,873,554
442,574 Blackline, Inc.(a) ............... 40,659,273
597,575 BRP Group, Inc. - Class A(a) ...... 18,237,989
224,632 Burlington Stores, Inc.(a) ......... 53,222,060
685,000 Cardiovascular Systems, Inc.(a) .... 12,035,450
188,924 Cardlytics, Inc.(a) .............. 12,676,800
256,300 Carlisle Cos, Inc. ............... 57,267,672
341,340 CDW Corp. .................. 64,530,327
350,000 Central Garden & Pet Co. - Class A(a) 15,165,500
225,000 Cerence, Inc.(a) ................ 14,285,250
105,521 CEVA, Inc.(a) ................. 3,974,976
Shares Value
UNITED STATES (continued)
50,000 Chase Corp. .................. $ 4,744,000
606,213 Chegg, Inc.(a) ................. 16,046,458
146,063 Chinook Therapeutics, Inc.(a) ..... 1,884,213
1,241,194 Codexis, Inc.(a) ................ 25,444,477
195,000 Community Bank System, Inc. .... 13,926,900
295,000 CONMED Corp. .............. 40,586,100
208,436 Cooper Cos, Inc. (The) .......... 83,020,059
140,000 CSW Industrials, Inc. ........... 15,540,000
615,000 CVB Financial Corp. ............ 13,548,450
194,873 Digimarc Corp.(a) .............. 6,177,474
97,680 Domino's Pizza, Inc. ............ 44,410,212
353,010 Dover Corp. .................. 59,979,929
600,000 elf Beauty, Inc.(a) .............. 17,736,000
245,000 Envestnet, Inc.(a) .............. 18,115,300
312,181 Envista Holdings Corp.(a) ........ 13,498,706
290,013 Equifax, Inc. .................. 69,533,517
205,000 ESCO Technologies, Inc. ......... 16,354,900
125,000 European Wax Center, Inc. - Class
A(a) .................... 3,055,000
140,876 Everbridge, Inc.(a) .............. 7,201,581
185,122 EverQuote, Inc. - Class A(a) ....... 3,047,108
1,000,000 Evoqua Water Technologies Corp.(a) 40,500,000
240,582 Exact Sciences Corp.(a) .......... 18,370,842
283,900 Expedia Group, Inc.(a) .......... 52,036,031
275,000 German American Bancorp, Inc. ... 10,890,000
160,000 Gibraltar Industries, Inc.(a) ....... 8,768,000
340,990 Glaukos Corp.(a) ............... 18,154,308
350,000 Globus Medical, Inc. - Class A(a) ... 23,355,500
163,045 HEICO Corp. ................. 22,237,708
500,000 Honest Co., Inc. (The)(a) ......... 3,245,000
1,780,000 Hostess Brands, Inc.(a) .......... 36,525,600
1,028,080 IAA, Inc.(a) ................... 47,219,714
300,000 Independent Bank Corp. ......... 25,305,000
321,197 Ingersoll Rand, Inc. ............. 18,054,483
200,000 Innospec, Inc. ................. 18,592,000
174,754 Inspire Medical Systems, Inc.(a) .... 38,671,313
585,000 Integra LifeSciences Holdings Corp.(a) 37,872,900
76,268 IPG Photonics Corp.(a) .......... 11,781,118
141,141 iRobot Corp.(a) ................ 9,247,558
120,000 J & J Snack Foods Corp. ......... 18,202,800
350,000 John Bean Technologies Corp. ..... 47,250,000
475,000 John Wiley & Sons, Inc. - Class A .. 24,106,250
264,240 Jones Lang LaSalle, Inc.(a) ........ 66,268,750
166,523 Laboratory Corp. of America
Holdings(a) ............... 45,187,681
210,000 Lancaster Colony Corp. .......... 33,341,700
366,900 Lantheus Holdings, Inc.(a) ........ 9,322,929
328,412 Legend Biotech Corp. - ADR(a) .... 14,003,488
134,240 LendingTree, Inc.(a) ............ 16,355,802
406,200 Lincoln Electric Holdings, Inc. ..... 51,928,608
252,660 LivePerson, Inc.(a) .............. 7,546,954
217,246 LiveRamp Holdings, Inc.(a) ....... 9,700,034
38,074 Madrigal Pharmaceuticals, Inc.(a) ... 2,192,301

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Shares Value
UNITED STATES (continued)
113,141 MarketAxess Holdings, Inc. ....... $ 38,974,812
30,000 Masimo Corp.(a) ............... 6,596,100
533,546 Match Group, Inc.(a) ............ 60,130,634
465,393 MaxCyte, Inc.(a) ............... 3,006,439
290,000 MGP Ingredients, Inc. ........... 21,941,400
562,101 Model N, Inc.(a) ............... 15,547,714
190,000 Montrose Environmental Group, Inc.
(a) ...................... 8,696,300
290,000 MSA Safety, Inc. ............... 39,846,000
402,489 Myriad Genetics, Inc.(a) ......... 10,581,436
341,265 Nasdaq, Inc. .................. 61,158,101
64,017 Nevro Corp.(a) ................ 4,205,917
525,000 New Relic, Inc.(a) .............. 55,198,500
1,865 Novanta, Inc.(a) ............... 257,556
80,000 Omnicell, Inc.(a) ............... 12,011,200
425,000 Outset Medical, Inc.(a) .......... 15,805,750
285,647 Pacira BioSciences, Inc.(a) ........ 17,930,062
165,000 Palomar Holdings, Inc.(a) ........ 8,703,750
129,773 Paycom Software, Inc.(a) ......... 43,512,887
95,000 Penumbra, Inc.(a) .............. 21,470,950
73,155 Prestige Consumer Healthcare, Inc.(a) 4,129,600
225,000 Prosperity Bancshares, Inc. ........ 16,481,250
455,000 Pulmonx Corp.(a) .............. 11,079,250
1,590,000 Pure Storage, Inc. - Class A(a) ..... 42,119,100
3,304,860 PureTech Health Plc(a) .......... 12,269,194
554,947 Q2 Holdings, Inc.(a) ............ 36,210,292
55,000 RBC Bearings, Inc.(a) ........... 9,925,850
201,626 Rubius Therapeutics, Inc.(a) ....... 1,360,975
605,000 SailPoint Technologies Holding, Inc.
(a) ...................... 23,407,450
885,000 Sally Beauty Holdings, Inc.(a) ..... 15,195,450
300,000 Selective Insurance Group, Inc. .... 23,670,000
205,000 Sensient Technologies Corp. ....... 17,371,700
160,000 Shake Shack, Inc. - Class A(a) ..... 10,571,200
83,304 Shockwave Medical, Inc.(a) ....... 12,076,581
380,000 SI-BONE, Inc.(a) .............. 7,486,000
1,070,000 Simply Good Foods Co. (The)(a) ... 37,696,100
94,163 Splunk, Inc.(a) ................ 11,668,679
122,128 Sprout Social, Inc. - Class A(a) ..... 8,408,513
743,745 SS&C Technologies Holdings, Inc. .. 59,402,913
382,425 STAAR Surgical Co.(a) .......... 27,809,946
130,000 Standex International Corp. ....... 12,915,500
425,875 STERIS Plc ................... 95,566,350
150,000 Stock Yards Bancorp, Inc. ......... 8,937,000
247,050 Stratasys Ltd.(a) ................ 5,889,672
1,025,000 Sumo Logic, Inc.(a) ............. 12,207,750
185,095 Synopsys, Inc.(a) ............... 57,471,997
119,491 Tabula Rasa HealthCare, Inc.(a) .... 1,289,308
350,000 Tactile Systems Technology, Inc.(a) .. 5,519,500
299,889 Teladoc Health, Inc.(a) .......... 23,004,485
186,670 Teleflex, Inc. .................. 57,903,167
520,000 Tenable Holdings, Inc.(a) ......... 26,728,000
62,292 Tesla, Inc.(a) .................. 58,350,162
Shares Value
UNITED STATES (continued)
71,020 Transcat, Inc.(a) ................ $ 6,740,508
675,000 TriMas Corp. ................. 23,463,000
234,121 Trupanion, Inc.(a) .............. 22,300,025
280,000 UMB Financial Corp. ........... 27,566,000
950,573 Upwork, Inc.(a) ................ 25,855,586
2,428,030 US Foods Holding Corp.(a) ....... 85,612,338
1,100,000 Utz Brands, Inc. ............... 17,721,000
300,000 Vapotherm, Inc.(a) ............. 4,851,000
281,659 Varex Imaging Corp.(a) .......... 7,351,300
345,580 Veeco Instruments, Inc.(a) ........ 9,499,994
380,000 Veracyte, Inc.(a) ............... 11,555,800
367,510 Verastem, Inc.(a) ............... 562,290
3,096,024 ViewRay, Inc.(a) ............... 13,467,704
118,520 Washington Trust Bancorp, Inc. .... 6,765,122
88,181 Wayfair, Inc. - Class A(a) ......... 13,749,182
286,375 WEX, Inc.(a) ................. 46,100,647
130,000 Wingstop, Inc. ................ 19,922,500
265,511 Wolfspeed, Inc.(a) .............. 25,021,757
775,000 Wolverine World Wide, Inc. ...... 20,529,750
185,000 Workiva, Inc.(a) ............... 21,881,800
205,000 WSFS Financial Corp. ........... 10,737,900
484,080 Wyndham Hotels & Resorts, Inc. ... 40,638,516
1,830,000 Yext, Inc.(a) ................... 14,823,000
385,000 Zevia PBC - Class A(a) .......... 3,080,000
111,597 Zillow Group, Inc. - Class A(a) .... 5,564,226
488,082 Zillow Group, Inc. - Class C(a) .... 24,638,379
777,086 Zuora, Inc. - Class A(a) .......... 12,922,940
3,748,513,499
VIETNAM — 0.0%
794,673 PetroVietnam Drilling & Well Services
JSC(a) ................... 1,085,321
563,790 Vietnam National Petroleum Group . 1,408,363
2,493,684
Total Common Stocks
(Cost $6,758,929,939)
7,980,910,117
RIGHTS/WARRANTS — 0.0%
THAILAND — 0.0%
2,510,366 Banpu Public Co. Ltd. Warrants,
Expire 09/30/22(a) ......... 352,861
2,510,366 Banpu Public Co. Ltd. Warrants,
Expire 09/30/23(a) ......... 241,273
594,134
UNITED KINGDOM — 0.0%
12,594 Impact Healthcare REIT Plc Rights,
Expire 02/15/22(a)(d) ....... 237

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
The following abbreviations are used in the report:
Shares Value
UNITED STATES — 0.0%
146,063 Aduro Biotech CVR Rights, Expire
01/02/24(a)(d) ............ $ 0
Total Rights/Warrants
(Cost $0)
594,371
EXCHANGE-TRADED FUNDS — 5.9%
1,383,000 Consumer Staples Select Sector SPDR
Fund .................... 105,066,510
560,000 Invesco KBW Bank ETF ......... 38,819,200
356,500 iShares Russell 2000 Value ETF .... 55,735,210
707,500 SPDR S&P Metals & Mining ETF . 29,516,900
257,250 SPDR S&P Oil & Gas Exploration &
Production ETF ............ 27,422,850
938,420 SPDR S&P Regional Banking ETF . 67,190,872
238,000 Vanguard Consumer Staples ETF ... 46,588,500
640,000 Vanguard Energy ETF ........... 58,355,200
353,000 Vanguard Mid-Cap Value ETF ..... 51,633,310
294,850 Vanguard Small-Cap Value ETF .... 50,407,556
Total Exchange-Traded Funds
(Cost $503,387,178)
530,736,108
INVESTMENT COMPANY — 0.5%
40,499,613 SEI Daily Income Trust Government
II Fund - Class A, 0.01%(f) ... 40,499,613
Total Investment Company
(Cost $40,499,613)
40,499,613
CASH SWEEP — 4.8%
424,876,766 Citibank - US Dollars on Deposit in
Custody Account, 0.03%(f) ... 424,876,766
Total Cash Sweep
(Cost $424,876,766)
424,876,766
TOTAL INVESTMENTS — 101.0%
(Cost $7,727,693,496)
$ 8,977,616,975
LIABILITIES IN EXCESS OF
OTHER ASSETS — (1.0)%
(92,210,967)
NET ASSETS — 100.0%
$ 8,885,406,008
(a) Non-income producing security.
(b) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(c) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(d) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $832,565 which is 0.01% of net assets and the cost is $2,378,421.
(e) The security has been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f) The rate shown represents the current yield as of January 31, 2022.
ADR — American Depositary Receipt
CVR — Contingent Value Right
ETF — Exchange-Traded Fund
FOR — Foreign Ownership Restrictions
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Country (Unaudited)
Country:
Percentage
of Net Assets
Argentina ................................... 0.3%
Australia .................................... 2.4
Austria ..................................... 0.1
Belgium .................................... 0.4
Bermuda .................................... 0.4
Brazil ...................................... 0.4
Canada ..................................... 3.8
China ...................................... 3.1
Costa Rica ................................... 0.0 *
Denmark ................................... 1.4
Finland ..................................... 0.8
France ...................................... 1.3
Georgia ..................................... 0.0 *
Germany .................................... 1.6
Greece ..................................... 0.2
Hong Kong .................................. 0.7
Iceland ..................................... 0.1
India ....................................... 0.7
Indonesia ................................... 0.0 *
Ireland ..................................... 0.2
Israel ....................................... 3.1
Italy ....................................... 0.7
Japan ...................................... 7.3
Jersey Channel Islands .......................... 0.2
Luxembourg ................................. 0.0 *
Netherlands .................................. 1.7
New Zealand ................................. 0.5
Norway ..................................... 0.3
Peru ....................................... 0.1
Poland ..................................... 0.2
Portugal .................................... 0.1
Russia ...................................... 0.7
Singapore ................................... 0.3
South Africa ................................. 0.2
South Korea ................................. 0.9

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2022
(Unaudited)
Country:
Percentage
of Net Assets
Spain ...................................... 0.5%
Sweden ..................................... 1.6
Switzerland .................................. 2.7
Taiwan ..................................... 0.9
Thailand .................................... 0.5
Turkey ..................................... 0.7
United Kingdom .............................. 6.5
United States ................................. 42.2
Vietnam .................................... 0.0 *
Other ** ..................................... 10.2
100.0%
*
Represents less than 0.01% of net assets.
**
Includes cash and equivalents, exchange-traded funds, rights/warrants, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.